UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03416

The Calvert Fund
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(301) 951-4800
(Registrant's telephone number)

September 30
Date of Fiscal Year End

March 31, 2017
Date of Reporting Period

Item 1. Report to Stockholders.

Calvert High Yield Bond Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

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2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
26	Special Meeting of Shareholders
28	Board Approval of Investment Advisory Agreement
30	Officers and Trustees
31	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA, Michael W. Weilheimer, CFA and Raphael A. Leeman, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/09/2001	07/09/2001	2.55%	10.63%	5.36%	5.76%
Class A with 3.75% Maximum Sales Charge	—	—	-1.28	6.49	4.56	5.36
Class C at NAV	10/31/2011	07/09/2001	2.17	9.81	4.37	5.22
Class C with 1% Maximum Sales Charge	—	—	1.17	8.81	4.37	5.22
Class I at NAV	07/09/2001	07/09/2001	2.68	10.99	5.73	6.22
Class Y at NAV	07/29/2011	07/09/2001	2.67	10.91	5.61	5.92

BofA Merrill Lynch U.S. High Yield Index	—	—	4.64%	16.88%	6.85%	7.34%
Bloomberg Barclays U.S. High Yield Corporate Index	—	—	4.50	16.39	6.82	7.45

Ticker Symbol			Class A	Class C	Class I	Class Y
			CYBAX	CHBCX	CYBIX	CYBYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			1.18%	2.12%	0.75%	0.90%
Net			1.07	1.82	0.73	0.82

% Yield[4]			Class A	Class C	Class I	Class Y
SEC 30-day Yield - Subsidized			4.02%	3.42%	4.51%	4.43%
SEC 30-day Yield - Unsubsidized			3.83	2.84	4.43	4.33

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[5]

Asset-Backed Securities	3.1%
Collateralized Mortgage-Backed Obligations (Privately Originated)	3.9%
Commercial Mortgage-Backed Securities	1.1%
Corporate Bonds	85.9%
Floating Rate Loans	0.3%
Common Stocks	0.0%	*
Time Deposit	5.7%
Total	100.0%
* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch™ indices not for redistribution or other uses; provided "as is", without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.
Bloomberg Barclays U.S. Corporate High Yield Index measures USD-denominated, non-Investment Grade corporate securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class A shares and Class I shares, respectively, of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares and Class I shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A. The performance of Class C and Class Y are linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.07%	$1,000.00	$1,025.50	$5.40
Hypothetical (5% return per year before expenses)	1.07%	$1,000.00	$1,019.60	$5.39
Class C
Actual	1.82%	$1,000.00	$1,021.70	$9.17
Hypothetical (5% return per year before expenses)	1.82%	$1,000.00	$1,015.86	$9.15
Class I
Actual	0.74%	$1,000.00	$1,026.80	$3.74
Hypothetical (5% return per year before expenses)	0.74%	$1,000.00	$1,021.24	$3.73
Class Y
Actual	0.82%	$1,000.00	$1,026.70	$4.14
Hypothetical (5% return per year before expenses)	0.82%	$1,000.00	$1,020.84	$4.13

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 2.9%
Automobile - 0.4%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	700,000	704,023

Other - 2.5%
Apidos CLO XXI, Series 2015-21A, Class D, 6.574%, 7/18/27 (a)(b)	400,000	395,788
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	56,700	56,761
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	1,000,000	1,012,874
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	510,000	520,540
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	1,047,718	1,050,291
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	700,000	700,366
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(b)	498,943	479,585
		4,216,205

Total Asset-Backed Securities (Cost $4,880,581)		4,920,228

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.7%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 7.282%, 7/25/25 (a)(b)	700,000	712,610
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 6.732%, 7/25/29 (b)	250,000	261,165
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.232%, 5/25/25 (b)	1,000,000	1,057,984
Series 2015-HQ2, Class B, 8.932%, 5/25/25 (b)	1,581,591	1,808,912
Series 2015-DNA2, Class B, 8.532%, 12/25/27 (b)	399,545	450,354
Series 2015-HQA2, Class B, 11.482%, 5/25/28 (b)	1,597,130	1,940,443

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,480,159)		6,231,468

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
Equity Mortgage Trust, Series 2014-INNS, Class F, 4.747%, 5/8/31 (a)(b)	400,000	394,458
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	700,000	703,578
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	733,042	730,828

Total Commercial Mortgage-Backed Securities (Cost $1,798,741)		1,828,864

CORPORATE BONDS - 81.0%
Basic Materials - 0.4%
Versum Materials, Inc., 5.50%, 9/30/24 (a)	600,000	620,250

Communications - 18.2%
Altice Financing SA, 7.50%, 5/15/26 (a)	1,000,000	1,062,500
Altice Luxembourg SA, 7.75%, 5/15/22 (a)	1,000,000	1,061,250

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Altice US Finance I Corp., 5.50%, 5/15/26 (a)	2,000,000	2,055,000
Cablevision Systems Corp., 5.875%, 9/15/22 (c)	2,000,000	2,017,500
CBS Radio, Inc., 7.25%, 11/1/24 (a)(c)	250,000	262,500
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20 (a)	1,225,000	1,261,750
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)	500,000	524,375
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,522,500
CommScope Technologies LLC:
6.00%, 6/15/25 (a)	1,500,000	1,571,250
5.00%, 3/15/27 (a)	255,000	254,605
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,000,000	859,400
Frontier Communications Corp., 10.50%, 9/15/22	3,000,000	3,037,500
Gray Television, Inc., 5.125%, 10/15/24 (a)	500,000	493,750
Hughes Satellite Systems Corp., 5.25%, 8/1/26 (a)	500,000	498,750
iHeartCommunications, Inc., 11.25%, 3/1/21 (a)	750,000	588,750
Inmarsat Finance plc, 6.50%, 10/1/24 (a)	500,000	518,125
MDC Partners, Inc., 6.50%, 5/1/24 (a)(c)	1,000,000	953,750
Sinclair Television Group, Inc., 5.125%, 2/15/27 (a)	1,000,000	965,000
Sirius XM Radio, Inc., 6.00%, 7/15/24 (a)	1,197,000	1,282,286
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,202,500
Sprint Communications, Inc., 8.375%, 8/15/17	4,125,000	4,215,750
Symantec Corp., 5.00%, 4/15/25 (a)	190,000	194,832
T-Mobile USA, Inc.:
6.542%, 4/28/20	750,000	765,000
6.125%, 1/15/22	1,500,000	1,584,375
		30,752,998

Consumer, Cyclical - 17.3%
Adient Global Holdings Ltd., 4.875%, 8/15/26 (a)	1,500,000	1,471,875
AllisonTransmission, Inc., 5.00%, 10/1/24 (a)	500,000	505,000
American Airlines Group, Inc., 4.625%, 3/1/20 (a)(c)	500,000	508,125
American Airlines Pass-Through Trust, 5.60%, 1/15/22 (a)	2,219,239	2,294,138
American Axle & Manufacturing, Inc.:
6.25%, 4/1/25 (a)(c)	190,000	190,238
6.50%, 4/1/27 (a)	130,000	129,593
American Tire Distributors, Inc., 10.25%, 3/1/22 (a)	2,000,000	2,035,000
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	3,050,000	3,255,875
Dollar Tree, Inc., 5.25%, 3/1/20	1,000,000	1,030,200
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	3,169,000	3,034,317
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,250,000	1,262,500
JC Penney Corp., Inc.:
5.65%, 6/1/20 (c)	1,000,000	990,000
5.875%, 7/1/23 (a)(c)	250,000	250,000
Latam Airlines Pass-Through Trust, 4.50%, 8/15/25	1,792,765	1,747,946
Lions Gate Entertainment Corp., 5.875%, 11/1/24 (a)	1,000,000	1,037,500
Mattamy Group Corp., 6.50%, 11/15/20 (a)	2,105,000	2,162,887
New Albertsons, Inc., 7.75%, 6/15/26	1,500,000	1,466,250
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23 (a)	1,000,000	1,005,000
Sonic Automotive, Inc., 6.125%, 3/15/27 (a)(c)	2,000,000	2,002,500
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	2,060,000
Virgin Australia Trust, 6.00%, 4/23/22 (a)	704,773	718,869
		29,157,813

6 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Consumer, Non-cyclical - 10.0%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25 (a)	500,000	485,000
Centene Corp., 6.125%, 2/15/24	1,000,000	1,073,750
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25 (a)(d)	95,000	97,256
DPx Holdings BV, 7.50%, 2/1/22 (a)	750,000	791,719
Gartner, Inc., 5.125%, 4/1/25 (a)	265,000	269,969
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,045,000
6.50%, 2/15/20	500,000	547,190
Hertz Corp. (The), 5.50%, 10/15/24 (a)(c)	500,000	434,375
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	2,554,000	2,834,940
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,440,000	1,468,800
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 (a)	1,500,000	1,612,687
Post Holdings, Inc.:
6.00%, 12/15/22 (a)	500,000	526,250
5.00%, 8/15/26 (a)	1,000,000	957,500
Revlon Consumer Products Corp., 5.75%, 2/15/21	540,000	539,325
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25 (a)	250,000	255,625
Team Health Holdings, Inc., 6.375%, 2/1/25 (a)(c)	405,000	396,900
United Rentals North America, Inc.:
5.875%, 9/15/26	1,750,000	1,824,375
5.50%, 5/15/27	105,000	106,050
WellCare Health Plans, Inc., 5.25%, 4/1/25	630,000	644,679
		16,911,390

Energy - 2.4%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (a)	500,000	510,000
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)	1,470,000	1,522,773
Pattern Energy Group, Inc., 5.875%, 2/1/24 (a)	200,000	202,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (a)	1,711,000	1,719,555
US Shale Solutions, LLC:
0.00%, 6/30/18 (e)(f)	155,000	50,375
10.00% PIK, 9/15/18 (a)(e)(f)	132,830	43,170
12.00% PIK, 9/15/20 (a)(e)(f)	322,718	16,136
		4,064,509

Financial - 15.5%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (a)	1,000,000	1,049,370
Ally Financial, Inc.:
6.25%, 12/1/17	1,673,000	1,716,933
4.25%, 4/15/21	1,000,000	1,020,000
Bank of America Corp., 6.30% to 3/10/26, floating rate thereafter (b)(g)	1,000,000	1,087,500
BCD Acquisition, Inc., 9.625%, 9/15/23 (a)	500,000	540,000
CIT Group, Inc.:
4.25%, 8/15/17	1,250,000	1,260,938
5.25%, 3/15/18	2,943,000	3,022,093
Citigroup, Inc., 6.25% to 8/15/26, floating rate thereafter (b)(g)	1,000,000	1,078,750
Credit Acceptance Corp., 7.375%, 3/15/23	1,500,000	1,507,500
Credit Agricole SA, 8.125% to 12/23/25, floating rate thereafter (a)(b)(g)	1,000,000	1,065,000

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
iStar, Inc.:
4.00%, 11/1/17	1,480,000	1,483,700
6.50%, 7/1/21	2,400,000	2,466,000
MGIC Investment Corp., 5.75%, 8/15/23	500,000	527,500
Navient Corp.:
8.45%, 6/15/18	1,685,000	1,794,525
6.625%, 7/26/21	500,000	517,500
6.50%, 6/15/22	255,000	257,231
7.25%, 9/25/23	2,000,000	2,010,000
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	2,750,000	2,873,750
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (a)	1,000,000	977,500
		26,255,790

Industrial - 11.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (a)	2,240,000	2,265,200
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (a)	255,000	261,056
BMC East LLC, 5.50%, 10/1/24 (a)	1,250,000	1,271,875
BWAY Holding Co.:
5.50%, 4/15/24 (a)(d)	400,000	403,252
7.25%, 4/15/25 (a)(d)	270,000	270,000
Cemex SAB de CV:
5.773%, 10/15/18 (a)(b)	1,000,000	1,040,700
6.50%, 12/10/19 (a)	2,000,000	2,110,000
Covanta Holding Corp., 5.875%, 7/1/25	165,000	165,309
Crown Americas LLC / Crown Americas Capital Corp V, 4.25%, 9/30/26 (a)	1,000,000	961,880
Engility Corp., 8.875%, 9/1/24 (a)	1,500,000	1,588,125
Louisiana-Pacific Corp., 4.875%, 9/15/24	250,000	251,250
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)(c)	750,000	793,594
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (a)	815,000	847,600
5.50%, 2/15/24 (a)	445,000	462,800
Plastipak Holdings, Inc., 6.50%, 10/1/21 (a)	1,000,000	1,025,000
TransDigm, Inc.:
5.50%, 10/15/20	2,000,000	2,010,000
6.50%, 5/15/25 (a)	1,000,000	1,008,750
WESCO Distribution, Inc., 5.375%, 6/15/24	1,000,000	1,025,000
XPO Logistics, Inc., 6.125%, 9/1/23 (a)	1,250,000	1,300,000
		19,061,391

Technology - 4.2%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
5.875%, 6/15/21 (a)	1,000,000	1,051,332
7.125%, 6/15/24 (a)	500,000	552,740
EMC Corp., 1.875%, 6/1/18	1,500,000	1,485,586
First Data Corp., 7.00%, 12/1/23 (a)	1,500,000	1,608,750
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	750,000	778,125
3.875%, 9/1/22 (a)	500,000	511,250
Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	1,000,000	1,053,700
		7,041,483

8 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT'D
Utilities - 1.7%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.625%, 5/20/24	100,000	100,500
5.50%, 5/20/25	500,000	496,250
5.875%, 8/20/26	100,000	99,500
NRG Energy, Inc., 6.625%, 1/15/27 (a)	750,000	748,125
NRG Yield Operating LLC, 5.00%, 9/15/26 (a)	1,500,000	1,458,750
		2,903,125

Total Corporate Bonds (Cost $134,579,864)		136,768,749

FLOATING RATE LOANS (h) - 0.2%

Consumer, Cyclical - 0.2%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/1/21 (b)	74,809	74,555
Solera, LLC, Term Loan B, 3/3/23 (b)(i)	320,000	321,372
		395,927

Total Floating Rate Loans (Cost $394,759)		395,927

	SHARES	VALUE ($)
COMMON STOCKS - 0.0% (j)

Energy Equipment & Services - 0.0% (j)
US Shale Solutions, LLC *(e)(f)	1,675	17

Total Common Stocks (Cost $32,965)		17

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 5.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	9,085,374	9,085,374

Total Time Deposit (Cost $9,085,374)		9,085,374

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	7,382,235	7,382,235

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $7,382,235)		7,382,235

TOTAL INVESTMENTS (Cost $163,634,678) - 98.7%		166,612,862
Other assets and liabilities, net - 1.3%		2,122,279
NET ASSETS - 100.0%		168,735,141
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 9

NOTES TO SCHEDULE OF INVESTMENTS
* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $80,563,656, which represents 47.8% of the net assets of the Fund as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $7,227,619 as of March 31, 2017.
(d) When-issued security.
(e) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(f) Restricted security. Total market value of restricted securities amounts to $109,698, which represents 0.1% of the net assets of the Fund as of March 31, 2017.
(g) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(i) This loan will settle after March 31, 2017, at which time the interest rate will be determined.
(j) Amount is less than 0.05%.

Abbreviations:
PIK:	Payment In Kind

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
US Shale Solutions, LLC	1/13/16	32,965
US Shale Solutions, LLC, 0.00%, 6/30/18	1/4/17	50,572
US Shale Solutions, LLC, 10.00%, 9/15/18	1/13/16-1/17/17	132,830
US Shale Solutions, LLC, 12.00%, 9/15/20	1/13/16-1/17/17	661,831
See notes to financial statements.

10 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $163,634,678) - see accompanying schedule	$166,612,862
Cash	7,173
Receivable for securities sold	7,928,012
Receivable for Fund shares sold	932,423
Interest receivable	1,967,227
Securities lending income receivable	2,868
Trustees' deferred compensation plan	130,211
Receivable from affiliate	20,242
Total assets	177,601,018

LIABILITIES
Payable for securities purchased	320,000
Payable for when-issued securities purchased	765,000
Collateral for securities loaned	7,382,235
Payable for Fund shares redeemed	129,053
Payable to affiliates:
Investment advisory fee	68,103
Administrative fees	14,188
Distribution Plan expenses	17,740
Sub-transfer agent fee	1,237
Trustees' fees and expenses	8,553
Trustees' deferred compensation plan	130,211
Accrued expenses and other liabilities	29,557
Total liabilities	8,865,877
NET ASSETS	$168,735,141

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest, unlimited number of no par value shares authorized	$176,406,379
Accumulated undistributed net investment income	21,275
Accumulated net realized gain (loss)	(10,670,697)
Net unrealized appreciation (depreciation)	2,978,184
NET ASSETS	$168,735,141

NET ASSET VALUE PER SHARE
Class A (based on net assets of $62,194,024 and 2,277,536 shares outstanding)	$27.31
Class C (based on net assets of $5,462,406 and 197,226 shares outstanding)	$27.70
Class I (based on net assets of $70,310,202 and 2,611,451 shares outstanding)	$26.92
Class Y (based on net assets of $30,768,509 and 1,075,278 shares outstanding)	$28.61

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$28.37
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT HIGH YIELD BOND FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$5,201,993
Securities lending income	10,076
Total investment income	5,212,069

Expenses:
Investment advisory fee	489,183
Administrative fees	103,473
Transfer agency fees and expenses:
Class A	56,570
Class C	6,339
Class I	2,899
Class Y	11,175
Distribution Plan expenses:
Class A	84,837
Class C	27,549
Trustees' fees and expenses	18,867
Accounting fees	27,862
Custodian fees	17,602
Professional fees	17,916
Registration fees:
Class A	9,472
Class C	8,651
Class I	8,610
Class Y	6,966
Reports to shareholders	9,184
Miscellaneous	8,382
Total expenses	915,537
Reimbursement from Adviser:
Class A	(53,891)
Class C	(13,941)
Class I	(27,906)
Class Y	(13,722)
Administrative fees waived	(17,245)
Net expenses	788,832
NET INVESTMENT INCOME (LOSS)	4,423,237

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	1,087,675
Net change in unrealized appreciation (depreciation)	(1,034,245)
NET REALIZED AND UNREALIZED GAIN (LOSS)	53,430
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,476,667
See notes to financial statements.

12 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$4,423,237	$8,203,563
Net realized gain (loss)	1,087,675	(2,690,945)
Net change in unrealized appreciation (depreciation)	(1,034,245)	9,549,149

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,476,667	15,061,767

Distributions to shareholders from:
Net investment income:
Class A shares	(1,667,313)	(3,470,675)
Class C shares	(114,744)	(246,328)
Class I shares	(2,072,482)	(3,587,251)
Class Y shares	(585,909)	(908,508)
Total distributions	(4,440,448)	(8,212,762)

Capital share transactions:
Shares sold:
Class A shares	12,933,740	24,103,371
Class C shares	504,437	767,520
Class I shares	19,110,613	59,728,247
Class Y shares	17,114,017	10,492,534
Reinvestment of distributions:
Class A shares	1,566,294	3,289,669
Class C shares	107,417	230,385
Class I shares	2,067,331	3,587,193
Class Y shares	568,996	869,696
Shares redeemed:
Class A shares	(24,189,849)	(19,822,486)
Class C shares	(725,091)	(1,562,890)
Class I shares	(31,676,629)	(20,359,057)
Class Y shares	(8,106,372)	(4,597,768)
Total capital share transactions	(10,725,096)	56,726,414

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,688,877)	63,575,419

NET ASSETS
Beginning of period	179,424,018	115,848,599
End of period (including accumulated undistributed net investment income of $21,275 and $38,486, respectively)	$168,735,141	$179,424,018
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT'D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	473,476	915,909
Class C shares	18,240	28,688
Class I shares	709,281	2,315,529
Class Y shares	596,477	380,496
Reinvestment of distributions:
Class A shares	57,441	124,991
Class C shares	3,884	8,644
Class I shares	76,884	138,016
Class Y shares	19,911	31,540
Shares redeemed:
Class A shares	(884,132)	(754,444)
Class C shares	(26,211)	(58,272)
Class I shares	(1,176,085)	(781,438)
Class Y shares	(283,762)	(166,828)
Total capital share activity	(414,596)	2,182,831
See notes to financial statements.

14 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$27.30	$26.32	$29.61	$30.12	$29.38	$26.75
Income from investment operations:
Net investment income	0.68	1.43	1.41	1.55	1.63	1.69
Net realized and unrealized gain (loss)	0.01	0.96	(2.56)	(0.11)	0.75	2.62
Total from investment operations	0.69	2.39	(1.15)	1.44	2.38	4.31
Distributions from:
Net investment income	(0.68)	(1.41)	(1.42)	(1.53)	(1.64)	(1.68)
Net realized gain	—	—	(0.72)	(0.42)	—	—
Total distributions	(0.68)	(1.41)	(2.14)	(1.95)	(1.64)	(1.68)
Total increase (decrease) in net asset value	0.01	0.98	(3.29)	(0.51)	0.74	2.63
Net asset value, ending	$27.31	$27.30	$26.32	$29.61	$30.12	$29.38
Total return (b)	2.55%	9.43%	(4.03%)	4.80%	8.27%	16.53%
Ratios to average net assets: (c)
Net investment income	4.98%(d)	5.41%	5.05%	5.06%	5.45%	6.00%
Total expenses	1.25%(d)	1.34%	1.37%	1.37%	1.43%	1.58%
Net expenses	1.07%(d)	1.07%	1.07%	1.07%	1.11%	1.58%
Portfolio turnover	25%	129%	198%	228%	293%	273%
Net assets, ending (in thousands)	$62,194	$71,817	$61,711	$68,313	$54,608	$37,623

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)(b)
Net asset value, beginning	$27.68	$26.67	$29.98	$30.48	$29.72	$27.75
Income from investment operations:
Net investment income	0.58	1.22	1.15	1.25	1.35	1.11
Net realized and unrealized gain (loss)	0.02	0.98	(2.59)	(0.10)	0.75	1.81
Total from investment operations	0.60	2.20	(1.44)	1.15	2.10	2.92
Distributions from:
Net investment income	(0.58)	(1.19)	(1.15)	(1.23)	(1.34)	(0.95)
Net realized gain	—	—	(0.72)	(0.42)	—	—
Total distributions	(0.58)	(1.19)	(1.87)	(1.65)	(1.34)	(0.95)
Total increase (decrease) in net asset value	0.02	1.01	(3.31)	(0.50)	0.76	1.97
Net asset value, ending	$27.70	$27.68	$26.67	$29.98	$30.48	$29.72
Total return (c)	2.17%	8.50%	(4.97%)	3.76%	7.16%	10.67%
Ratios to average net assets: (d)
Net investment income	4.23%(e)	4.58%	4.05%	4.05%	4.45%	4.66%(e)
Total expenses	2.35%(e)	2.28%	2.33%	2.15%	2.56%	4.62%(e)
Net expenses	1.82%(e)	1.91%	2.07%	2.07%	2.1%	2.65%(e)
Portfolio turnover	25%	129%	198%	228%	293%	273%(f)
Net assets, ending (in thousands)	$5,462	$5,572	$5,927	$6,143	$3,861	$1,732

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From October 31, 2011 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
(f) Portfolio turnover is not annualized for periods of less than one year.
See notes to financial statements.

16 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$26.93	$25.98	$29.25	$29.75	$29.03	$26.48
Income from investment operations:
Net investment income	0.71	1.49	1.49	1.62	1.71	1.86
Net realized and unrealized gain (loss)	—	0.96	(2.53)	(0.09)	0.73	2.56
Total from investment operations	0.71	2.45	(1.04)	1.53	2.44	4.42
Distributions from:
Net investment income	(0.72)	(1.50)	(1.51)	(1.61)	(1.72)	(1.87)
Net realized gain	—	—	(0.72)	(0.42)	—	—
Total distributions	(0.72)	(1.50)	(2.23)	(2.03)	(1.72)	(1.87)
Total increase (decrease) in net asset value	(0.01)	0.95	(3.27)	(0.50)	0.72	2.55
Net asset value, ending	$26.92	$26.93	$25.98	$29.25	$29.75	$29.03
Total return (c)	2.68%	9.81%	(3.71%)	5.16%	8.58%	17.19%
Ratios to average net assets: (d)
Net investment income	5.29%(e)	5.76%	5.39%	5.38%	5.77%	6.68%
Total expenses	0.83%(e)	0.92%	0.93%	0.89%	0.95%	1.00%
Net expenses	0.74%(e)	0.74%	0.74%	0.74%	0.79%	1.00%
Portfolio turnover	25%	129%	198%	228%	293%	273%
Net assets, ending (in thousands)	$70,310	$80,815	$34,539	$42,556	$39,821	$32,952

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT HIGH YIELD BOND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$28.57	$27.48	$30.83	$31.29	$30.49	$27.08
Income from investment operations:
Net investment income	0.75	1.56	1.54	1.65	1.79	1.72
Net realized and unrealized gain (loss)	—	1.01	(2.66)	(0.07)	0.75	2.79
Total from investment operations	0.75	2.57	(1.12)	1.58	2.54	4.51
Distributions from:
Net investment income	(0.71)	(1.48)	(1.51)	(1.62)	(1.74)	(1.10)
Net realized gain	—	—	(0.72)	(0.42)	—	—
Total distributions	(0.71)	(1.48)	(2.23)	(2.04)	(1.74)	(1.10)
Total increase (decrease) in net asset value	0.04	1.09	(3.35)	(0.46)	0.80	3.41
Net asset value, ending	$28.61	$28.57	$27.48	$30.83	$31.29	$30.49
Total return (c)	2.67%	9.69%	(3.77%)	5.07%	8.48%	16.88%
Ratios to average net assets: (d)
Net investment income	5.25%(e)	5.67%	5.27%	5.29%	5.69%	5.92%
Total expenses	0.96%(e)	1.06%	1.05%	1.04%	1.28%	5.19%
Net expenses	0.82%(e)	0.82%	0.82%	0.82%	0.84%	1.40%
Portfolio turnover	25%	129%	198%	228%	293%	273%
Net assets, ending (in thousands)	$30,769	$21,220	$13,672	$15,355	$5,005	$1,338

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount is less than $0.005 per share.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Trust”) was organized as a Massachusetts business trust on March 15, 1982, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series, or mutual funds, and classes. The Trust operates five (5) separate series, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert High Yield Bond Fund (the “Fund”).
The Fund’s investment objective is to seek high current income and capital appreciation, secondarily. The Fund is diversified and invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 3.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 19

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and collateralized mortgage-backed obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Common stocks for which market quotations are readily available are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

20 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$4,920,228	$—	$4,920,228
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	6,231,468	—	6,231,468
Commercial Mortgage-Backed Securities	—	1,828,864	—	1,828,864
Corporate Bonds	—	136,659,068	109,681	136,768,749
Floating Rate Loans	—	395,927	—	395,927
Common Stocks*	—	—	17	17
Time Deposit	—	9,085,374	—	9,085,374
Short Term Investment of Cash Collateral For Securities Loaned	7,382,235	—	—	7,382,235
TOTAL	$7,382,235	$159,120,929	$109,698^	$166,612,862

* For further breakdown of equity securities by industry, please refer to the Schedule of Investments.
^ Level 3 securities represent 0.1% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

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Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B - RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the "Transaction").
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.48% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the annual rate of 0.65% of the Fund’s average daily net assets. For the six months ended March 31, 2017, the investment advisory fee amounted to $489,183 or 0.57% per annum of the Fund’s average daily net assets, of which $201,709 was paid to CRM and $287,474 was paid to CIM.
CRM (CIM for the period October 1, 2016 through December 30, 2016) has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.07%, 1.82%, 0.74% and 0.82% for Class A, Class C, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $33,076 and CIM waived or reimbursed expenses of $76,384.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016. For the six months ended March 31, 2017, CRM was paid administrative fees of $50,326, of which $8,387 were waived and CIAS was paid administrative fees of $53,147, of which $8,858 were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Trustees and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of the Fund’s average daily net assets

22 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $84,837 or 0.25% per annum of Class A’s average daily net assets, of which $40,451 was paid to EVD and $44,386 was paid to CID, and $27,549 or 1.00% per annum of Class C’s average daily net assets, of which $13,726 was paid to EVD and $13,823 was paid to CID.
The Fund was informed that EVD and CID received $6,480 and $3,600, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $2,481 and $1,633, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $5,240 and shareholder servicing fees paid to CIS were $4,829. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Trustee of the Fund who was not an employee of CIM or its affiliates received a fee of $2,000 for each Board and Committee meeting attended plus an annual fee of $45,000. The Board and Committee chairs received an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C - INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $39,020,245 and $59,797,044, respectively. U.S. government and agency security purchases and sales were $250,000 and $2,758,266, respectively.
At September 30, 2016, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($7,605,804)
Long-term	(1,347,393)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.

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The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$4,270,843
Unrealized (depreciation)	(1,523,478)
Net unrealized appreciation (depreciation)	$2,747,365

Federal income tax cost of investments	$163,865,497
NOTE D - SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan, including accrued interest, was $7,227,619 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017:

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$7,382,235	$—	$—	$—	$7,382,235
Amount of recognized liabilities for securities lending transactions					$7,382,235
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E - LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings under the agreement during the six months ended March 31, 2017.
NOTE F - CREDIT RISK
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered to be speculative with respect to the issuer’s ability to pay interest and

24 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
NOTE G - REGULATORY MATTERS
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the U.S. Securities and Exchange Commission (the "SEC") in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 25

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert High Yield Bond Fund, a series of The Calvert Fund (the “Fund”) was held on December 16, 2016, and adjourned to December 23, 2016, December 28, 2016, January 6, 2017 and January 27, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain **	Uninstructed**
4,350,124	18,122	114,529	936,821

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain **	Uninstructed**
4,328,995	40,202	113,576	936,823

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain **	Uninstructed**
4,308,122	47,057	127,594	936,823

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain **	Uninstructed**
1,395,076	33,790	125,703	344,787

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain **	Uninstructed**
91,074	0	8,837	35,171

26 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Shareholders of The Calvert Fund voted on the following proposal:

1.	To elect Trustees of The Calvert Fund:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	113,107,783	3,852,798
Alice Gresham Bullock	113,216,268	3,744,313
Cari Dominguez	113,212,980	3,747,601
Miles D. Harper III	113,095,545	3,865,036
John G. Guffey, Jr.	113,097,035	3,863,546
Joy V. Jones	113,205,618	3,754,963
Anthony A. Williams	95,269,601	21,690,980
John H. Streur	113,110,958	3,849,623

2.	Approval of Amendment to The Calvert Fund’s Declaration of Trust

Number of Shares*
For	Withheld	Abstain**	Uninstructed**
82,224,410	3,615,043	3,963,988	27,157,140

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 27

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert High Yield Bond Fund
At a meeting held on October 14, 2016, the Board of Trustees of The Calvert Fund, ("TCF"), and by a separate vote, the Trustees who are not "interested persons" of TCF (the "Independent Trustees"), approved a new Investment Advisory Agreement between TCF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) ("CRM" or the "Adviser") with respect to the Calvert High Yield Bond Fund (the "Fund"). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. ("CIM") by Eaton Vance Corporation ("Eaton Vance") (the "Transaction").
In connection with the proposed Transaction, the Independent Trustees, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Trustees reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Trustees met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Trustees participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Trustees regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance's financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund's projected growth and size on each Calvert Fund's performance and expenses; and CRM's compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Trustees took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Trustees considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Trustees also took into account CRM's and Eaton Vance's proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a "dual-hat" arrangement. CRM's administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Trustees took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Trustees also noted that for certain Calvert Funds, including the Fund, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM's sustainable research capabilities. Based upon their review, the Trustees concluded that CRM is qualified to manage the Fund's assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund's investment objective.
In considering the Fund's performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund's returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund's proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Trustees also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, such as the Fund, CRM had proposed a reduction in advisory fees. The Trustees further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds. Based upon their review the Trustees concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Trustees considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The

28 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM's and its affiliates' anticipated level of profitability from their relationship with the Fund was reasonable.
The Trustees considered the effect of each Calvert Fund's current size and potential growth on its performance and expenses. The Trustees took into account management's discussion of the Calvert Funds' proposed advisory fees. The Trustees noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund's assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Trustees determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Trustees noted that if the Fund's assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Trustees also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM's intention to continue to manage the Fund in a manner materially consistent with the Fund's existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance's commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund's assets in accordance with the Fund's investment objective and strategies; (c) CRM's investment strategies are appropriate for pursuing the Fund's investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Advisory Agreement, subject to the approval of the Fund's shareholders.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 29

OFFICERS AND TRUSTEES

Officers of Calvert High Yield Bond Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert High Yield Bond Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock, Dominguez and Jones and Mr. Harper began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

30 calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

calvert.com CALVERT HIGH YIELD BOND FUND SEMIANNUAL REPORT (UNAUDITED) 31

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CALVERT HIGH YIELD BOND FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24186 3.31.17

Calvert Income Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
32	Special Meeting of Shareholders
34	Board Approval of Investment Advisory Agreement
36	Officers and Trustees
37	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/1982	10/12/1982	-1.42%	4.09%	3.45%	3.32%
Class A with 3.75% Maximum Sales Charge	—	—	-5.12	0.16	2.66	2.92
Class C at NAV	7/31/2000	10/12/1982	-1.80	3.29	2.70	2.58
Class C with 1% Maximum Sales Charge	—	—	-2.77	2.29	2.70	2.58
Class I at NAV	2/26/1999	10/12/1982	-1.21	4.48	4.02	3.95
Class R at NAV	10/31/2006	10/12/1982	-1.68	3.58	3.15	3.04
Class Y at NAV	2/29/2008	10/12/1982	-1.25	4.41	3.77	3.65

Bloomberg Barclays U.S. Credit Index	—	—	-1.71%	2.96%	3.70%	5.29%

Ticker Symbol		Class A	Class C	Class I	Class R	Class Y
		CFICX	CIFCX	CINCX	CICRX	CIFYX

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class Y
Gross		1.02%	1.79%	0.66%	1.49%	0.73%
Net		1.00	1.79	0.64	1.47	0.73

% Yield[4]		Class A	Class C	Class I	Class R	Class Y
SEC 30-day Yield - Subsidized		3.02%	2.35%	3.51%	2.67%	3.43%
SEC 30-day Yield - Unsubsidized		2.97	2.35	3.51	2.08	3.43

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[5]

Asset-Backed Securities	21.1%
Collateralized Mortgage-Backed Obligations (Privately Originated)	2.6%
Commercial Mortgage-Backed Securities	6.3%
Corporate Bonds	64.0%
Floating Rate Loans	0.9%
Sovereign Government Bonds	0.5%
U.S. Government Agencies and Instrumentalities	0.0%	*
U.S. Treasury Obligations	2.2%
Time Deposit	2.4%
Total	100.0%
* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity of one year or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND’S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.02%	$1,000.00	$985.80	$5.05
Hypothetical (5% return per year before expenses)	1.02%	$1,000.00	$1,019.85	$5.14
Class C
Actual	1.79%	$1,000.00	$982.00	$8.85
Hypothetical (5% return per year before expenses)	1.79%	$1,000.00	$1,016.01	$9.00
Class I
Actual	0.63%	$1,000.00	$987.90	$3.12
Hypothetical (5% return per year before expenses)	0.63%	$1,000.00	$1,021.79	$3.18
Class R
Actual	1.47%	$1,000.00	$983.20	$7.27
Hypothetical (5% return per year before expenses)	1.47%	$1,000.00	$1,017.60	$7.39
Class Y
Actual	0.73%	$1,000.00	$987.50	$3.62
Hypothetical (5% return per year before expenses)	0.73%	$1,000.00	$1,021.29	$3.68

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 21.1%
Automobile - 0.5%
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	801,437	802,476
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	310,608	309,634
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	1,500,000	1,508,620
		2,620,730

Other - 19.9%
American Homes 4 Rent, Series 2014-SFR1, Class F, 4.193%, 6/17/31 (a)(b)	3,000,000	2,999,990
Apidos CLO XX, Series 2015-20A, Class C, 4.723%, 1/16/27 (a)(b)	1,600,000	1,613,499
Apidos CLO XXI:
Series 2015-21A, Class C, 4.574%, 7/18/27 (a)(b)	1,200,000	1,202,075
Series 2015-21A, Class D, 6.574%, 7/18/27 (a)(b)	1,500,000	1,484,204
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	4,650,000	4,682,059
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,800,000	2,829,019
Series 2016-MF1, Class A, 4.48%, 8/15/22 (a)	2,172,481	2,199,293
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	8,613,681	8,543,581
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	198,449	198,663
Series 2016-A, Class B, 8.96%, 8/15/18 (a)	1,900,000	1,924,460
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	2,200,000	2,245,469
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	1,450,687	1,454,249
Consumer Credit Origination Loan Trust:
Series 2015-1, Class A, 2.82%, 3/15/21 (a)	72,791	72,791
Series 2015-1, Class B, 5.21%, 3/15/21 (a)	1,500,000	1,500,785
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	2,765,000	2,700,072
Series 2016-1A, Class A2, 6.125%, 7/20/46 (a)	3,631,750	3,695,033
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.739%, 8/15/28 (a)(b)	1,750,000	1,738,720
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	1,750,000	1,737,124
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	798,540	779,376
Series 2014-1A, Class A2, 3.668%, 4/19/44 (a)	2,700,000	2,654,252
Series 2014-1A, Class B1, 4.406%, 4/19/44 (a)	2,783,000	2,634,771
Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (a)	3,900,000	3,750,813
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)(c)	685,000	688,425
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)(c)	1,435,000	1,434,928
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	5,940,636	5,827,848
GCAT LLC, Series 2015-1, Class A2, 4.75%, 5/26/20 (a)(b)	3,342,919	3,213,222
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	322,866	321,993
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	1,027,233	1,027,320
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (a)	725,000	736,183

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Invitation Homes Trust:
Series 2014-SFR1, Class C, 3.043%, 6/17/31 (a)(b)	1,843,254	1,843,251
Series 2014-SFR1, Class E, 4.193%, 6/17/31 (a)(b)	1,301,121	1,301,116
Series 2015-SFR2, Class F, 4.643%, 6/17/32 (a)(b)	1,750,000	1,767,449
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.491%, 7/21/27 (a)(b)	4,350,000	4,305,030
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	1,822,964	1,823,318
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	3,800,000	3,806,921
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	2,200,000	2,204,452
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	1,279,117	1,285,599
Progress Residential Trust, Series 2016-SFR1, Class D, 3.693%, 9/17/33 (a)(b)	2,500,000	2,520,527
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	1,348,019	1,343,943
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (a)	904,553	893,253
Series 2014-1, Class A, 4.59%, 4/20/44 (a)	392,006	387,739
STORE Master Funding LLC, Series 2014-1A, Class A1, 4.21%, 4/20/44 (a)	2,858,917	2,868,094
TAL Advantage V LLC:
Series 2014-2A, Class B, 3.97%, 5/20/39 (a)	716,667	649,738
Series 2014-3A, Class B, 4.15%, 11/21/39 (a)	766,667	714,837
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (a)	1,350,000	1,329,659
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	646,857	647,896
VOLT XXVII LLC:
Series 2014-NPL7, Class A1, 3.375%, 8/27/57 (a)(b)	654,735	653,988
Series 2014-NPL7, Class A2, 4.75%, 8/27/57 (a)(b)	793,350	792,466
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	6,304,000	6,333,276
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	1,625,250	1,636,108
		104,998,877

Student Loan - 0.7%
Navient Student Loan Trust, Series 2015-1, Class B, 2.482%, 7/25/52 (b)	1,200,000	1,164,853
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 5/16/44 (a)	2,700,000	2,692,395
		3,857,248

Total Asset-Backed Securities (Cost $111,386,264)		111,476,855

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.6%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.282%, 7/25/25 (a)(b)	1,826,466	1,839,386
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.582%, 5/25/24 (b)	1,900,000	1,938,089
Series 2014-C03, Class 2M2, 3.882%, 7/25/24 (b)	1,500,000	1,542,560
Series 2017-C01, Class 1B1, 6.732%, 7/25/29 (b)	1,700,000	1,775,924
Series 2017-C02, Class 2B1, 6.477%, 9/25/29 (b)	2,768,000	2,785,319
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class B, 8.932%, 5/25/25 (b)	790,795	904,456
Series 2015-DNA2, Class M3, 4.882%, 12/25/27 (b)	2,363,000	2,568,185
Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.00%, 7/15/46 (a)(b)	166,943	166,609

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $12,970,025)		13,520,528

6 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.4%
Bear Stearns Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 3.812%, 5/15/32 (a)(b)	800,000	798,814
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.312%, 9/15/27 (a)(b)	2,800,000	2,789,403
Equity Mortgage Trust:
Series 2014-INNS, Class E, 4.297%, 5/8/31 (a)(b)	5,100,000	5,069,875
Series 2014-INNS, Class F, 4.747%, 5/8/31 (a)(b)	1,000,000	986,144
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	2,200,000	2,202,800
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	1,500,000	1,480,251
Series 2014-INN, Class E, 4.512%, 6/15/29 (a)(b)	3,500,000	3,500,002
Morgan Stanley Capital I Trust, Series 2014-CPT, Class F, 3.446%, 7/13/29 (a)(b)	1,700,000	1,667,512
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	7,000,000	7,035,783
MSCG Trust, Series 2016-SNR, Class D, 6.55%, 11/15/34 (a)	1,500,000	1,459,227
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	3,591,907	3,581,057
TRU Trust, Series 2016-TOYS, Class B, 4.062%, 11/15/30 (a)(b)	3,000,000	3,015,401

Total Commercial Mortgage-Backed Securities (Cost $33,505,920)		33,586,269

CORPORATE BONDS - 64.0%
Basic Materials - 0.7%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	1,250,000	1,252,687
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,400,209
		3,652,896

Communications - 9.1%
AT&T, Inc.:
3.80%, 3/1/24	1,265,000	1,284,443
4.125%, 2/17/26	7,840,000	7,950,536
5.15%, 3/15/42	1,395,000	1,384,060
4.75%, 5/15/46	4,160,000	3,881,642
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,464,545
4.60%, 1/15/45	1,825,000	1,780,793
Comcast Corp.:
4.25%, 1/15/33	1,400,000	1,441,404
3.20%, 7/15/36	2,180,000	1,934,691
Frontier Communications Corp., 10.50%, 9/15/22	2,990,000	3,027,375
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,818,578
Sprint Communications, Inc., 8.375%, 8/15/17	4,473,000	4,571,406
Time Warner Cable LLC, 4.50%, 9/15/42	1,545,000	1,400,209
Time Warner, Inc., 4.90%, 6/15/42	1,500,000	1,465,644
Verizon Communications, Inc.:
2.45%, 11/1/22	2,860,000	2,758,719
3.50%, 11/1/24	2,710,000	2,687,225
2.625%, 8/15/26	1,500,000	1,369,714
4.125%, 8/15/46	1,665,000	1,436,667
4.862%, 8/21/46	4,475,000	4,302,261
5.50%, 3/16/47	1,150,000	1,205,367
		48,165,279

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consumer, Cyclical - 8.6%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	2,310,523	2,385,615
Series B, 5.60%, 1/15/22 (a)	1,626,995	1,681,906
Series B, 5.25%, 7/15/25	1,735,622	1,792,029
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,067,500
CVS Health Corp.:
3.875%, 7/20/25	1,594,000	1,642,373
5.125%, 7/20/45	1,900,000	2,096,264
CVS Pass-Through Trust, 6.036%, 12/10/28	2,752,044	3,093,489
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	825,000	789,937
Ford Motor Co., 4.75%, 1/15/43	750,000	704,608
Ford Motor Credit Co. LLC:
3.336%, 3/18/21	3,233,000	3,270,955
4.134%, 8/4/25	6,245,000	6,275,457
Home Depot, Inc. (The), 4.20%, 4/1/43	1,000,000	1,030,415
Latam Airlines Pass-Through Trust:
4.50%, 8/15/25	1,254,936	1,223,562
4.20%, 8/15/29	1,334,579	1,322,901
Lowe's Cos., Inc., 4.375%, 9/15/45	1,530,000	1,585,345
New Albertsons, Inc., 7.75%, 6/15/26	1,300,000	1,270,750
Newell Brands, Inc., 3.85%, 4/1/23	1,975,000	2,041,309
Nordstrom, Inc.:
4.00%, 3/15/27 (d)	1,113,000	1,109,186
5.00%, 1/15/44	1,600,000	1,514,069
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	1,050,000	1,061,661
Southwest Airlines Co., 3.00%, 11/15/26	1,475,000	1,392,480
Virgin Australia Trust, 6.00%, 4/23/22 (a)	1,550,501	1,581,511
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/26	1,935,000	1,891,964
4.65%, 6/1/46	2,450,000	2,437,471
Whirlpool Corp., 4.50%, 6/1/46	600,000	597,444
Wyndham Worldwide Corp., 4.50%, 4/1/27	645,000	649,786
		45,509,987

Consumer, Non-cyclical - 6.7%
Abbott Laboratories, 2.90%, 11/30/21	860,000	863,763
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,400,404
Amgen, Inc.:
4.40%, 5/1/45	1,000,000	970,641
4.663%, 6/15/51	1,736,000	1,737,080
AstraZeneca plc:
3.375%, 11/16/25	1,725,000	1,736,809
4.375%, 11/16/45	1,025,000	1,045,023
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	1,735,000	1,577,533
Express Scripts Holding Co., 4.80%, 7/15/46	600,000	574,855
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	2,000,000	2,106,586
4.875%, 6/27/44 (a)	1,250,000	1,179,351

8 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,174,679
5.20%, 7/15/45	1,500,000	1,565,628
4.375%, 6/1/46	1,250,000	1,173,004
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	5,500,000	6,105,000
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,382,224
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,625,000	1,657,500
Pfizer, Inc., 4.00%, 12/15/36	1,725,000	1,741,598
Shire Acquisitions Investments Ireland DAC:
2.875%, 9/23/23	945,000	916,955
3.20%, 9/23/26	2,115,000	2,013,954
Zoetis, Inc., 4.70%, 2/1/43	1,430,000	1,457,130
		35,379,717

Energy - 1.8%
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)	9,115,000	9,442,229

Financial - 26.6%
Air Lease Corp., 3.00%, 9/15/23	1,200,000	1,172,653
Ally Financial, Inc.:
6.25%, 12/1/17	2,275,000	2,334,742
3.60%, 5/21/18	2,040,000	2,065,500
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,708,550
American International Group, Inc., 3.90%, 4/1/26	2,900,000	2,909,834
American Tower Corp.:
3.45%, 9/15/21	1,000,000	1,018,037
3.375%, 10/15/26	3,870,000	3,689,809
Bank of America Corp.:
3.124% to 1/20/22, floating rate thereafter to 1/20/23 (b)	2,250,000	2,261,563
2.503%, 10/21/22	5,705,000	5,561,205
6.10% to 3/17/25, floating rate thereafter (b)(e)	1,150,000	1,218,425
3.875%, 8/1/25	2,930,000	2,981,940
3.824% to 1/20/27, floating rate thereafter to 1/20/28 (b)	10,820,000	10,838,145
4.183%, 11/25/27	1,500,000	1,505,451
Capital One Financial Corp.:
4.20%, 10/29/25	1,675,000	1,681,680
3.75%, 7/28/26	4,870,000	4,716,001
Charles Schwab Corp. (The), 4.625% to 3/1/22, floating rate thereafter (b)(e)	1,730,000	1,704,050
CIT Group, Inc.:
4.25%, 8/15/17	1,125,000	1,134,844
5.25%, 3/15/18	4,150,000	4,261,531
Citigroup, Inc.:
2.65%, 10/26/20	1,465,000	1,474,487
4.60%, 3/9/26	3,750,000	3,850,957
6.25% to 8/15/26, floating rate thereafter (b)(e)	1,350,000	1,456,313
3.887% to 1/10/27, floating rate thereafter to 1/10/28 (b)	9,925,000	9,969,236
Citizens Financial Group, Inc.:
5.158% to 6/29/18, floating rate thereafter to 6/29/23 (b)	1,430,000	1,468,804
4.15%, 9/28/22 (a)	496,000	509,764
4.30%, 12/3/25	1,500,000	1,546,008

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,094,750
7.375%, 3/15/23	1,300,000	1,306,500
Crown Castle International Corp., 4.45%, 2/15/26	1,375,000	1,430,396
DDR Corp., 4.75%, 4/15/18	3,000,000	3,067,986
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,110,810
Discover Bank, 7.00%, 4/15/20	2,500,000	2,788,713
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (a)	431,757	443,631
First Republic Bank, 4.375%, 8/1/46	1,750,000	1,683,777
International Finance Corp., 1.75%, 3/30/20	1,600,000	1,599,550
iStar, Inc.:
4.00%, 11/1/17	1,200,000	1,203,000
6.00%, 4/1/22	2,667,000	2,707,005
M&T Bank Corp., 5.125% to 11/1/26, floating rate thereafter (b)(e)	800,000	796,000
MetLife, Inc.:
5.70%, 6/15/35	1,000,000	1,200,069
4.05%, 3/1/45	900,000	872,740
Morgan Stanley:
2.80%, 6/16/20	5,500,000	5,566,715
2.443%, 10/24/23 (b)	3,000,000	3,063,663
4.00%, 7/23/25	1,515,000	1,562,191
3.125%, 7/27/26	9,150,000	8,733,446
Nationwide Building Society, 4.00%, 9/14/26 (a)	2,435,000	2,357,375
Navient Corp., 6.50%, 6/15/22	1,155,000	1,165,106
Prudential Financial, Inc.:
8.875% to 6/15/18, floating rate thereafter to 6/15/68 (b)	1,250,000	1,343,750
4.60%, 5/15/44	1,000,000	1,054,917
Simon Property Group LP, 4.25%, 11/30/46	1,745,000	1,688,406
Toronto-Dominion Bank (The), 3.625% to 9/15/26, floating rate thereafter to 9/15/31 (b)	4,545,000	4,450,691
Wells Fargo & Co.:
3.069%, 1/24/23	7,810,000	7,857,500
4.40%, 6/14/46	2,335,000	2,261,391
Westpac Banking Corp., 4.322% to 11/23/26, floating rate thereafter to 11/23/31 (b)	2,860,000	2,890,053
		140,339,660

Industrial - 3.9%
Carlisle Cos., Inc., 3.75%, 11/15/22	2,290,000	2,306,520
Cemex SAB de CV, 6.50%, 12/10/19 (a)	1,000,000	1,055,000
Coveris Holdings SA, 7.875%, 11/1/19 (a)(d)	1,500,000	1,477,500
General Electric Co., 4.50%, 3/11/44	2,000,000	2,151,598
Johnson Controls International plc, 4.625%, 7/2/44	2,275,000	2,334,136
Keysight Technologies, Inc., 4.60%, 4/6/27 (c)	1,820,000	1,833,199
Masco Corp.:
4.45%, 4/1/25	850,000	887,179
4.375%, 4/1/26	1,000,000	1,039,210
Owens Corning, 3.40%, 8/15/26	1,365,000	1,321,882
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	3,000,000	3,044,076
Pentair Finance SA, 3.625%, 9/15/20	1,780,000	1,827,827
SBA Tower Trust, 2.877%, 7/15/21 (a)	1,600,000	1,590,576
		20,868,703

10 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Technology - 5.5%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1,500,000	1,462,210
CA, Inc., 4.70%, 3/15/27	1,500,000	1,556,619
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.42%, 6/15/21 (a)	1,104,000	1,154,502
6.02%, 6/15/26 (a)	3,675,000	4,006,415
8.35%, 7/15/46 (a)	870,000	1,123,602
DXC Technology Co.:
4.25%, 4/15/24 (a)	1,164,000	1,183,587
4.75%, 4/15/27 (a)	1,750,000	1,784,800
EMC Corp., 1.875%, 6/1/18	791,000	783,399
Fidelity National Information Services, Inc., 4.50%, 8/15/46	880,000	849,295
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	2,400,000	2,471,417
Microsoft Corp.:
4.45%, 11/3/45	1,335,000	1,408,960
3.95%, 8/8/56	1,510,000	1,411,195
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	870,000	902,625
4.625%, 6/15/22 (a)	955,000	1,009,913
Oracle Corp.:
2.65%, 7/15/26	1,600,000	1,523,533
4.125%, 5/15/45	1,600,000	1,555,142
4.00%, 7/15/46	1,200,000	1,144,823
Seagate HDD Cayman:
4.875%, 3/1/24 (a)	2,140,000	2,102,653
4.875%, 6/1/27	1,500,000	1,404,285
		28,838,975

Utilities - 1.1%
Consolidated Edison Co. of New York, Inc.:
4.50%, 12/1/45	900,000	956,930
4.30%, 12/1/56	1,740,000	1,747,120
Fortis, Inc., 3.055%, 10/4/26 (a)	1,550,000	1,449,926
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	1,180,000	1,173,843
Transelec SA, 3.875%, 1/12/29 (a)	750,000	727,500
		6,055,319

Total Corporate Bonds (Cost $333,460,863)		338,252,765

FLOATING RATE LOANS (f) - 0.9%

Consumer, Cyclical - 0.9%
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	4,521,099	4,576,202

Financial - 0.0% (g)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (b)(h)(i)(j)	3,077,944	81,565

Total Floating Rate Loans (Cost $7,621,551)		4,657,767

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

	PRINCIPAL AMOUNT ($)	VALUE ($)
SOVEREIGN GOVERNMENT BONDS - 0.5%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	2,700,000	2,739,150

Total Sovereign Government Bonds (Cost $2,696,465)		2,739,150

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0% (g)
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	68	70

Total U.S. Government Agencies and Instrumentalities (Cost $68)		70

U.S. TREASURY OBLIGATIONS - 2.2%
United States Treasury Bonds, 2.25%, 8/15/46	10,204,000	8,635,931
United States Treasury Notes, 2.00%, 11/15/26	3,190,000	3,081,591

Total U.S. Treasury Obligations (Cost $11,733,955)		11,717,522

TIME DEPOSIT - 2.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	12,570,909	12,570,909

Total Time Deposit (Cost $12,570,909)		12,570,909

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	1,675,690	1,675,690

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $1,675,690)		1,675,690

TOTAL INVESTMENTS (Cost $527,621,710) - 100.4%		530,197,525
Other assets and liabilities, net - (0.4%)		(2,063,003)
NET ASSETS - 100.0%		528,134,522
See notes to financial statements.

12 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	190	6/17	$30,518,750	$75,352

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $195,077,367, which represents 36.9% of the net assets of the Fund as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) When-issued security.
(d) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $1,647,248 as of March 31, 2017.
(e) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(g) Amount is less than 0.05%.
(h) Restricted Security. Total market value of restricted securities amounts to $81,565, which represents less than 0.05% of the net assets of the Fund as of March 31, 2017.
(i) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(j) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $527,621,710) - see accompanying schedule	$530,197,525
Cash collateral at broker	969,000
Receivable for securities sold	1,966,563
Receivable for Fund shares sold	442,067
Interest receivable	3,906,725
Securities lending income receivable	253
Receivable for futures contracts variation margin	59,375
Trustees' deferred compensation plan	590,755
Receivable from affiliate	14,011
Total assets	538,146,274

LIABILITIES
Payable for securities purchased	2,094,978
Payable for when-issued securities purchased	3,937,689
Collateral for securities loaned	1,675,690
Payable for Fund shares redeemed	1,097,046
Payable to affiliates:
Investment advisory fee	181,959
Administrative fees	53,818
Distribution Plan expenses	129,692
Sub-transfer agent fee	12,393
Trustees' fees and expenses	2,412
Trustees' deferred compensation plan	590,755
Accrued expenses and other liabilities	235,320
Total liabilities	10,011,752
NET ASSETS	$528,134,522

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest, unlimited number of no par value shares authorized	$1,096,542,233
Accumulated undistributed net investment income	243,704
Accumulated net realized gain (loss)	(571,302,582)
Net unrealized appreciation (depreciation)	2,651,167
NET ASSETS	$528,134,522

NET ASSET VALUE PER SHARE
Class A (based on net assets of $311,780,640 and 19,267,248 shares outstanding)	$16.18
Class C (based on net assets of $70,407,833 and 4,351,244 shares outstanding)	$16.18
Class I (based on net assets of $45,494,108 and 2,808,492 shares outstanding)	$16.20
Class R (based on net assets of $3,328,052 and 204,013 shares outstanding)	$16.31
Class Y (based on net assets of $97,123,889 and 5,933,504 shares outstanding)	$16.37

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$16.81
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

14 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income (net of foreign tax withheld of $306)	$11,871,949
Securities lending income	7,340
Other income	241
Total investment income	11,879,530

Expenses:
Investment advisory fee	1,119,294
Administrative fees	335,788
Transfer agency fees and expenses:
Class A	317,516
Class C	63,309
Class I	1,684
Class R	2,918
Class Y	37,124
Distribution Plan expenses:
Class A	456,622
Class C	372,389
Class R	9,599
Trustees' fees and expenses	34,614
Accounting fees	77,847
Custodian fees	38,814
Professional fees	25,036
Registration fees:
Class A	12,282
Class C	7,318
Class I	7,360
Class R	9,793
Class Y	7,440
Reports to shareholders	43,620
Miscellaneous	17,399
Total expenses	2,997,766
Reimbursement from Adviser:
Class A	(25,903)
Class R	(5,686)
Administrative fees waived	(4,392)
Net expenses	2,961,785
NET INVESTMENT INCOME (LOSS)	8,917,745

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	854,894
Futures	(7,079,291)

(6,224,397)
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS) - CONT’D

Net change in unrealized appreciation (depreciation) on:
Investments	(12,945,574)
Futures	1,057,846
(11,887,728)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,112,125)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($9,194,380)
See notes to financial statements.

16 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$8,917,745	$18,714,489
Net realized gain (loss)	(6,224,397)	12,123,284
Net change in unrealized appreciation (depreciation)	(11,887,728)	17,495,518

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,194,380)	48,333,291

Distributions to shareholders from:
Net investment income:
Class A shares	(5,797,772)	(13,558,086)
Class C shares	(909,366)	(1,937,400)
Class I shares	(812,477)	(1,151,326)
Class R shares	(52,791)	(119,054)
Class Y shares	(1,300,983)	(2,027,807)
Total distributions	(8,873,389)	(18,793,673)

Capital share transactions:
Shares sold:
Class A shares	12,795,562	28,631,799
Class C shares	1,655,671	3,316,925
Class I shares	19,350,170	10,603,768
Class R shares	479,262	765,922
Class Y shares	52,243,093	34,595,010
Reinvestment of distributions:
Class A shares	5,146,827	12,139,506
Class C shares	622,874	1,316,093
Class I shares	797,491	1,118,643
Class R shares	48,005	107,957
Class Y shares	1,084,011	1,384,727
Shares redeemed:
Class A shares	(98,788,716)	(145,792,521)
Class C shares	(10,145,401)	(16,165,730)
Class I shares	(9,011,637)	(10,150,414)
Class R shares	(1,542,809)	(1,274,937)
Class Y shares	(32,604,066)	(21,603,539)
Total capital share transactions	(57,869,663)	(101,006,791)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(75,937,432)	(71,467,173)

NET ASSETS
Beginning of period	604,071,954	675,539,127
End of period (including accumulated undistributed net investment income of $243,704 and $199,348, respectively)	$528,134,522	$604,071,954
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	791,267	1,770,029
Class C shares	102,395	205,168
Class I shares	1,180,369	653,541
Class R shares	29,131	47,226
Class Y shares	3,195,027	2,083,614
Reinvestment of distributions:
Class A shares	318,530	752,192
Class C shares	38,549	81,524
Class I shares	49,365	69,138
Class R shares	2,946	6,633
Class Y shares	66,269	84,634
Shares redeemed:
Class A shares	(6,107,211)	(9,029,442)
Class C shares	(626,308)	(999,537)
Class I shares	(557,221)	(628,846)
Class R shares	(95,217)	(78,714)
Class Y shares	(1,976,526)	(1,319,808)
Total capital share activity	(3,588,635)	(6,302,648)

See notes to financial statements.

18 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$16.68	$15.89	$16.35	$16.03	$16.56	$15.77
Income from investment operations:
Net investment income	0.26	0.49(b)	0.46	0.47	0.45	0.54
Net realized and unrealized gain (loss)	(0.50)	0.80	(0.46)	0.32	(0.53)	0.79
Total from investment operations	(0.24)	1.29	—	0.79	(0.08)	1.33
Distributions from:
Net investment income	(0.26)	(0.50)	(0.46)	(0.47)	(0.45)	(0.54)
Total distributions	(0.26)	(0.50)	(0.46)	(0.47)	(0.45)	(0.54)
Total increase (decrease) in net asset value	(0.50)	0.79	(0.46)	0.32	(0.53)	0.79
Net asset value, ending	$16.18	$16.68	$15.89	$16.35	$16.03	$16.56
Total return (c)	(1.42%)	8.26%	(0.04%)	4.98%	(0.49%)	8.63%
Ratios to average net assets: (d)
Net investment income	3.22%(e)	3.05%(b)	2.79%	2.86%	2.73%	3.33%
Total expenses	1.04%(e)	1.08%	1.24%	1.25%	1.23%	1.30%
Net expenses	1.02%(e)	1.05%	1.24%	1.25%	1.23%	1.30%
Portfolio turnover	36%	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$311,781	$404,793	$489,101	$615,847	$772,608	$1,077,077

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.

See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$16.68	$15.89	$16.34	$16.03	$16.56	$15.77
Income from investment operations:
Net investment income	0.20	0.37(b)	0.34	0.36	0.34	0.42
Net realized and unrealized gain (loss)	(0.50)	0.80	(0.45)	0.31	(0.53)	0.79
Total from investment operations	(0.30)	1.17	(0.11)	0.67	(0.19)	1.21
Distributions from:
Net investment income	(0.20)	(0.38)	(0.34)	(0.36)	(0.34)	(0.42)
Total distributions	(0.20)	(0.38)	(0.34)	(0.36)	(0.34)	(0.42)
Total increase (decrease) in net asset value	(0.50)	0.79	(0.45)	0.31	(0.53)	0.79
Net asset value, ending	$16.18	$16.68	$15.89	$16.34	$16.03	$16.56
Total return (c)	(1.80%)	7.44%	(0.68%)	4.19%	(1.19%)	7.83%
Ratios to average net assets: (d)
Net investment income	2.45%(e)	2.29%(b)	2.10%	2.17%	2.04%	2.61%
Total expenses	1.79%(e)	1.85%	1.93%	1.94%	1.92%	2.01%
Net expenses	1.79%(e)	1.81%	1.93%	1.94%	1.92%	2.01%
Portfolio turnover	36%	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$70,408	$80,683	$88,202	$107,401	$131,920	$176,600

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

20 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$16.70	$15.91	$16.35	$16.04	$16.58	$15.79
Income from investment operations:
Net investment income	0.29	0.56(b)	0.55	0.57	0.56	0.64
Net realized and unrealized gain (loss)	(0.50)	0.80	(0.43)	0.31	(0.54)	0.79
Total from investment operations	(0.21)	1.36	0.12	0.88	0.02	1.43
Distributions from:
Net investment income	(0.29)	(0.57)	(0.56)	(0.57)	(0.56)	(0.64)
Total distributions	(0.29)	(0.57)	(0.56)	(0.57)	(0.56)	(0.64)
Total increase (decrease) in net asset value	(0.50)	0.79	(0.44)	0.31	(0.54)	0.79
Net asset value, ending	$16.20	$16.70	$15.91	$16.35	$16.04	$16.58
Total return (c)	(1.21%)	8.70%	0.69%	5.56%	0.09%	9.29%
Ratios to average net assets: (d)
Net investment income	3.63%(e)	3.47%(b)	3.36%	3.49%	3.38%	3.96%
Total expenses	0.65%(e)	0.65%	0.64%	0.62%	0.58%	0.66%
Net expenses	0.63%(e)	0.64%	0.64%	0.62%	0.58%	0.66%
Portfolio turnover	36%	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$45,494	$35,670	$32,492	$92,982	$96,281	$109,866

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS R SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$16.82	$16.02	$16.47	$16.15	$16.67	$15.88
Income from investment operations:
Net investment income	0.23	0.43(b)	0.42	0.43	0.42	0.51
Net realized and unrealized gain (loss)	(0.51)	0.80	(0.45)	0.32	(0.52)	0.79
Total from investment operations	(0.28)	1.23	(0.03)	0.75	(0.10)	1.30
Distributions from:
Net investment income	(0.23)	(0.43)	(0.42)	(0.43)	(0.42)	(0.51)
Total distributions	(0.23)	(0.43)	(0.42)	(0.43)	(0.42)	(0.51)
Total increase (decrease) in net asset value	(0.51)	0.80	(0.45)	0.32	(0.52)	0.79
Net asset value, ending	$16.31	$16.82	$16.02	$16.47	$16.15	$16.67
Total return (c)	(1.68%)	7.80%	(0.20%)	4.70%	(0.64%)	8.37%
Ratios to average net assets: (d)
Net investment income	2.77%(e)	2.63%(b)	2.56%	2.63%	2.49%	3.14%
Total expenses	1.77%(e)	1.55%	1.94%	1.69%	1.67%	1.61%
Net expenses	1.47%(e)	1.47%	1.47%	1.47%	1.47%	1.47%
Portfolio turnover	36%	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$3,328	$4,493	$4,678	$5,411	$5,505	$8,283

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

22 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$16.87	$16.07	$16.52	$16.20	$16.74	$15.95
Income from investment operations:
Net investment income	0.29	0.55(b)	0.51	0.52	0.52	0.61
Net realized and unrealized gain (loss)	(0.50)	0.80	(0.44)	0.33	(0.54)	0.79
Total from investment operations	(0.21)	1.35	0.07	0.85	(0.02)	1.40
Distributions from:
Net investment income	(0.29)	(0.55)	(0.52)	(0.53)	(0.52)	(0.61)
Total distributions	(0.29)	(0.55)	(0.52)	(0.53)	(0.52)	(0.61)
Total increase (decrease) in net asset value	(0.50)	0.80	(0.45)	0.32	(0.54)	0.79
Net asset value, ending	$16.37	$16.87	$16.07	$16.52	$16.20	$16.74
Total return (c)	(1.25%)	8.54%	0.36%	5.28%	(0.14%)	8.97%
Ratios to average net assets: (d)
Net investment income	3.54%(e)	3.35%(b)	3.12%	3.21%	3.10%	3.70%
Total expenses	0.73%(e)	0.79%	0.91%	0.89%	0.86%	0.95%
Net expenses	0.73%(e)	0.76%	0.91%	0.89%	0.86%	0.95%
Portfolio turnover	36%	155%	236%	214%	236%	210%
Net assets, ending (in thousands)	$97,124	$78,434	$61,067	$70,426	$63,321	$85,521

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 23

NOTES TO FINANCIAL STATEMENTS
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Trust”) was organized as a Massachusetts business trust on March 15, 1982, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series, or mutual funds, and classes. The Trust operates five (5) separate series, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Income Fund (the “Fund”).
The Fund’s investment objective is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund is diversified and invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers Class A, Class C, Class I, Class R and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 3.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares have no front-end or contingent deferred sales charge and have a higher level of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the “Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and collateralized mortgage-backed obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 25

The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$111,476,855	$—	$111,476,855
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	13,520,528	—	13,520,528
Commercial Mortgage-Backed Securities	—	33,586,269	—	33,586,269
Corporate Bonds	—	338,252,765	—	338,252,765
Floating Rate Loans	—	4,576,202	81,565	4,657,767
Sovereign Government Bonds	—	2,739,150	—	2,739,150
U.S. Government Agencies and Instrumentalities	—	70	—	70
U.S. Treasury Obligations	—	11,717,522	—	11,717,522
Time Deposit	—	12,570,909	—	12,570,909
Short Term Investment of Cash Collateral For Securities Loaned	1,675,690	—	—	1,675,690
TOTAL	$1,675,690	$528,440,270	$81,565^	$530,197,525
Futures Contracts*	$75,352	$—	$—	$75,352

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent less than 0.05% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
During the six months ended March 31, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund's futures contracts at period end are presented in the Schedule of Investments.

26 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

At March 31, 2017, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities Location	Assets	Statement of Assets and Liabilities Location	Liabilities
Interest Rate	Net unrealized appreciation (depreciation)	$75,352*	Net unrealized appreciation (depreciation)	$—*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable for futures contracts variation margin.
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Interest Rate	Futures	($7,079,291)	$1,057,846

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description			Average Notional Cost of Contracts
Futures contracts long			$44,879,180
Futures contracts short			(282,441)
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 27

When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B - RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.40% on the first $2 billion, 0.375% on the next $5.5 billion, 0.35% on the next $2.5 billion and 0.325% over $10 billion of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rates as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $1,119,294 or 0.40% per annum of the Fund’s average daily net assets, of which $543,074 was paid to CRM and $576,220 was paid to CIM.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.00%, 0.84%, 1.47% and 1.09% for Class A, Class I, Class R and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. Prior to December 31, 2016, CIM contractually agreed to limit net annual fund operating expenses to 0.84%, 1.47% and 1.09% for Class I, Class R and Class Y, respectively, of such class’ average daily net assets. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $30,660 and CIM waived or reimbursed expenses of $929.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid administrative fees of $162,922, of which $2,284 were waived and CIAS was paid administrative fees of $172,866, of which $2,108 were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Trustees and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan, Class C Plan and Class R Plan, the Fund pays a distribution fee of 0.25%, 0.75% and up to 0.50% per annum for Class A, Class C and Class R, respectively, and a service fee of 0.25% per annum for each of Class C and Class R of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. The Trustees have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. Pursuant to the Fund’s former distribution plans for Class A shares, Class C shares and Class R shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A, Class C and Class R shares not to exceed 0.50% for Class A, 1.00% for Class C and 0.75% for Class R of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Prior to December 31, 2016, the fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $456,622 or 0.25% per annum of Class A’s average daily net assets, of which $215,203 was paid to EVD and $241,419 was paid to CID, $372,389 or 1.00% per annum of

28 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Class C’s average daily net assets, of which $180,729 was paid to EVD and $191,660 was paid to CID and $9,599 or 0.50% per annum of Class R’s average daily net assets, of which $4,228 was paid to EVD and $5,371 was paid to CID.
The Fund was informed that EVD and CID received $6,919 and $5,191, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $3,751 and $4,539, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $20,774 and shareholder servicing fees paid to CIS were $26,680. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Trustee of the Fund who was not an employee of CIM or its affiliates received a fee of $2,000 for each Board and Committee meeting attended plus an annual fee of $45,000. The Board and Committee chairs received an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C - INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $139,633,826 and $206,088,445, respectively. U.S. government and agency security purchases and sales were $59,135,696 and $51,345,581, respectively.
At September 30, 2016, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforward
EXPIRATION DATE
2018	($254,299,863)
2019	(77,128,701)
NO EXPIRATION DATE
Short-term	($5,719,465)
Long-term	(226,480,880)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

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The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$11,933,615
Unrealized (depreciation)	(11,789,570)
Net unrealized appreciation (depreciation)	$144,045
Federal income tax cost of investments	$530,053,480
NOTE D - SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan, including accrued interest, was $1,647,248 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017:

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$1,675,690	$—	$—	$—	$1,675,690
Amount of recognized liabilities for securities lending transactions					$1,675,690
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E - LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$184,986	1.81%	$7,113,019	November 2016

30 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTE F - REGULATORY MATTERS
In October 19, 2011, CIM determined that it was necessary to change the price at which one of the Fund’s portfolio securities was then being fair valued. CIM and the Board subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 18, 2008 through October 18, 2011 (the "Relevant Period"). These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the Relevant Period. Accordingly, in December 2011, pursuant to an agreement with the Board, CIM contributed $12,614,421 to the Fund to compensate shareholders and the Fund for harm caused by the prior improper valuation of securities.
The U.S. Securities and Exchange Commission (the “SEC”) subsequently found that, in distributing the $12,614,421 to Fund shareholders, CIM did not precisely calculate Fund and shareholder losses in accordance with the Calvert Funds’ NAV error correction procedures. On October 18, 2016, in acceptance of CIM's settlement proposal, the SEC issued an administrative order requiring CIM to make further distributions to affected shareholders by October 13, 2017. The administrative order also censured CIM and required CIM to pay a $3.9 million penalty to the SEC.
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Income Fund, a series of The Calvert Fund (the “Fund”) was held on December 16, 2016, and adjourned to December 23, 2016, December 28, 2016, January 6, 2017 and January 27, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
15,123,002	364,107	759,585	5,557,259

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain **	Uninstructed**
15,074,591	430,146	741,958	5,557,260

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain **	Uninstructed**
14,969,926	469,704	807,064	5,557,258

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain **	Uninstructed**
10,725,079	301,346	642,539	3,447,817

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain **	Uninstructed**
1,618,639	73,928	106,387	603,580

32 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Shareholders of Class R shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class R shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain **	Uninstructed**
131,682	427	2,796	0

Shareholders of The Calvert Fund voted on the following proposals:

1.	To elect Trustees of The Calvert Fund:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	113,107,783	3,852,798
Alice Gresham Bullock	113,216,268	3,744,313
Cari Dominguez	113,212,980	3,747,601
Miles D. Harper III	113,095,545	3,865,036
John G. Guffey, Jr.	113,097,035	3,863,546
Joy V. Jones	113,205,618	3,754,963
Anthony A. Williams	95,269,601	21,690,980
John H. Streur	113,110,958	3,849,623

2.	Approval of Amendment to The Calvert Fund’s Declaration of Trust

Number of Shares*
For	Withheld	Abstain**	Uninstructed**
82,224,410	3,615,043	3,963,988	27,157,140

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Income Fund
At a meeting held on October 14, 2016, the Board of Trustees of The Calvert Fund, (“TCF”), and by a separate vote, the Trustees who are not “interested persons” of TCF (the “Independent Trustees”), approved a new Investment Advisory Agreement between TCF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Income Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Trustees, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Trustees reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Trustees met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Trustees participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Trustees regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Trustees took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Trustees considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Trustees also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Trustees took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Trustees also noted that for certain Calvert Funds, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Trustees concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Trustees also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Trustees further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds, such as the Fund. Based upon their review the Trustees concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.
In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Trustees considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive

34 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Trustees considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Trustees took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Trustees noted that the advisory fee schedule for certain Calvert Funds, such as the Fund, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Trustees determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, would not be appropriate at this time. The Trustees noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Trustees also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Income Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock, Dominguez and Jones and Mr. Harper began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

36 calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

calvert.com CALVERT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 37

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CALVERT INCOME FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24178 3.31.17

Calvert Short Duration Income Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
32	Special Meeting of Shareholders
34	Board Approval of Investment Advisory Agreement
36	Officers and Trustees
37	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/31/2002	01/31/2002	0.09%	2.79%	2.00	3.09%
Class A with 2.75% Maximum Sales Charge	—	—	-2.68	-0.03	1.44	2.80
Class C at NAV	10/01/2002	01/31/2002	-0.28	2.03	1.26	2.32
Class C with 1% Maximum Sales Charge	—	—	-1.27	1.03	1.26	2.32
Class I at NAV	04/21/2006	01/31/2002	0.29	3.17	2.54	3.59
Class Y at NAV	02/29/2008	01/31/2002	0.25	3.09	2.31	3.35

Bloomberg Barclays 1-5 Year U.S. Credit Index	—	—	-0.01%	1.73%	2.20%	3.78%

Ticker Symbol			Class A	Class C	Class I	Class Y
			CSDAX	CDICX	CDSIX	CSDYX

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class Y
Gross			0.91%	1.66%	0.54%	0.61%
Net			0.88	1.66	0.52	0.61

% Yield[4]			Class A	Class C	Class I	Class Y
SEC 30-day Yield - Subsidized			1.81%	1.10%	2.23%	2.16%
SEC 30-day Yield - Unsubsidized			1.71	1.10	2.23	2.16

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)[5]

Asset-Backed Securities	19.9%
Collateralized Mortgage-Backed Obligations (Privately Originated)	3.3%
Commercial Mortgage-Backed Securities	7.4%
Corporate Bonds	56.2%
Floating Rate Loans	0.0%	*
Sovereign Government Bonds	0.4%
U.S. Government Agency Mortgage-Backed Securities	0.0%	*
U.S. Treasury Obligations	10.3%
Commercial Paper	0.6%
Time Deposit	1.9%
Total	100.0%

* Amount is less than 0.05%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1] Bloomberg Barclays 1-5 Year U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity between one and five years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2] Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3] Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4 SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5] Does not include Short Term Investment of Cash Collateral for Securities Loaned.

   Fund profile subject to change due to active management.

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.90%	$1,000.00	$1,000.90	$4.49
Hypothetical (5% return per year before expenses)	0.90%	$1,000.00	$1,020.44	$4.53
Class C
Actual	1.65%	$1,000.00	$997.20	$8.22
Hypothetical (5% return per year before expenses)	1.65%	$1,000.00	$1,016.70	$8.30
Class I
Actual	0.51%	$1,000.00	$1,002.90	$2.55
Hypothetical (5% return per year before expenses)	0.51%	$1,000.00	$1,022.39	$2.57
Class Y
Actual	0.60%	$1,000.00	$1,002.50	$3.00
Hypothetical (5% return per year before expenses)	0.60%	$1,000.00	$1,021.94	$3.02

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 19.9%
Automobile - 1.0%
Carfinance Capital Auto Trust, Series 2013-2A, Class B, 3.15%, 8/15/19 (a)	852,250	854,128
CPS Auto Receivables Trust:
Series 2013-A, Class A, 1.31%, 6/15/20 (a)	302,793	302,115
Series 2013-B, Class A, 1.82%, 9/15/20 (a)	750,778	750,758
Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.61%, 1/17/23 (a)	2,500,000	2,509,653
Flagship Credit Auto Trust, Series 2015-3, Class A, 2.38%, 10/15/20 (a)	2,452,486	2,457,436
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	2,137,165	2,139,936
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	799,815	797,308
Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	4,000,000	4,022,987
		13,834,321

Other - 17.5%
American Homes 4 Rent:
Series 2014-SFR1, Class B, 2.293%, 6/17/31 (a)(b)	3,435,000	3,427,952
Series 2014-SFR1, Class C, 2.693%, 6/17/31 (a)(b)	2,000,000	1,997,836
Series 2014-SFR1, Class D, 3.043%, 6/17/31 (a)(b)	2,920,000	2,923,142
Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	143,900	148,428
AVANT Loans Funding Trust, Series 2016-A, Class A, 4.11%, 5/15/19 (a)	248,104	248,281
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	92,291	92,300
BXG Receivables Note Trust, Series 2015-A, Class A, 2.88%, 5/2/30 (a)	3,002,796	3,012,696
Capital Automotive REIT, Series 2010-1A, Class A, 5.73%, 12/15/38 (a)	5,413,782	5,496,061
Citi Held For Asset Issuance:
Series 2015-PM2, Class A, 2.35%, 3/15/22 (a)	966,743	967,136
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	2,000,000	2,020,728
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	13,107,695	13,001,022
Colony American Homes, Series 2014-2A, Class B, 2.293%, 7/17/31 (a)(b)	6,750,000	6,728,574
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	481,947	482,468
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	9,815,601	9,842,868
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	3,304,342	3,312,457
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82%, 3/15/21 (a)	52,409	52,409
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 (a)	7,840,000	7,881,176
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	6,122,500	5,978,731
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	3,718,750	3,691,388
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	3,992,701	3,896,880
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)(c)	1,500,000	1,507,500
FRS I LLC:
Series 2013-1A, Class A1, 1.80%, 4/15/43 (a)	1,786,424	1,750,205
Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	6,747,867	6,619,752
Series 2013-1A, Class B, 3.96%, 4/15/43 (a)	5,980,778	5,885,752

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	5,149,623	5,150,141
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	1,082,442	1,079,514
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.77%, 6/17/31 (a)(b)	2,064,989	2,065,393
Series 2014-SFR1, Class B, 2.443%, 6/17/31 (a)(b)	4,337,068	4,338,230
Series 2014-SFR1, Class C, 3.043%, 6/17/31 (a)(b)	6,505,603	6,505,591
Series 2014-SFR1, Class D, 3.543%, 6/17/31 (a)(b)	1,732,659	1,732,655
Series 2014-SFR2, Class B, 2.543%, 9/17/31 (a)(b)	4,000,000	4,003,979
Series 2015-SFR2, Class C, 2.00%, 6/17/32 (a)(b)	2,500,000	2,507,686
Series 2015-SFR2, Class D, 3.243%, 6/17/32 (a)(b)	2,000,000	2,003,055
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	3,067,014	3,067,609
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,500,000	1,502,732
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	9,198,998	9,213,833
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	10,400,000	10,421,047
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	7,000,000	7,074,029
OWS Structured Asset Trust, Series 2016-NPL1, Class A1, 3.75%, 7/25/56 (a)(b)	4,551,951	4,567,107
Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (a)	1,221,000	1,214,964
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	3,077,978	3,068,670
RMAT LLC, Series 2015-1, Class A1, 4.09%, 7/27/20 (a)(b)	4,417,645	4,442,529
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (a)(b)	7,000,000	7,021,750
Sierra Timeshare Receivables Funding LLC:
Series 2013-2A, Class B, 2.92%, 11/20/25 (a)	419,324	420,659
Series 2012-3A, Class A, 1.87%, 8/20/29 (a)	1,154,396	1,153,373
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	341,126	341,166
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	810,762	809,983
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	810,762	810,351
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	30,362	30,418
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	1,140,769	1,143,835
Series 2015-2A, Class B, 3.02%, 6/20/32 (a)	1,492,742	1,498,473
Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	1,903,395	1,908,984
Silver Bay Realty Trust, Series 2014-1, Class C, 2.993%, 9/17/31 (a)(b)	6,500,000	6,492,232
Silverleaf Finance XVIII LLC, Series 2014-A, Class A, 2.81%, 1/15/27 (a)	1,801,968	1,797,876
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	10,000,000	10,094,784
STORE Master Funding LLC, Series 2013-1A, Class A1, 4.16%, 3/20/43 (a)	4,668,175	4,632,692
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-MN1A, Class A2, 1.102%, 1/25/37 (a)(b)	448,395	445,800
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 5/20/39 (a)	1,937,700	1,920,185
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (a)(b)	6,060,314	6,082,543
VOLT XXXVIII LLC, Series 2015-NP12, Class A1, 3.875%, 9/25/45 (a)(b)	2,160,605	2,175,823
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	17,385,250	17,465,987
		231,171,420

Student Loan - 1.4%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	2,257,976	2,264,662
SLM Private Credit Student Loan Trust, Series 2005-B, Class B, 1.531%, 6/15/39 (b)	6,071,590	5,755,466
Social Professional Loan Program LLC:
Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	1,235,823	1,239,277
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)	1,410,937	1,409,972

6 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Series 2014-B, Class A1, 2.028%, 8/25/32 (a)(b)	2,934,237	2,975,186
Series 2015-B, Class B, 3.52%, 3/25/36 (a)	4,996,245	5,020,457
		18,665,020

Total Asset-Backed Securities (Cost $264,025,026)		263,670,761

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 3.3%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 2.732%, 10/27/27 (a)(b)	4,710,245	4,709,642
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.282%, 7/25/25 (a)(b)	4,748,811	4,782,404
Fannie Mae Connecticut Avenue Securities:
Series 2016-C03, Class 2M1, 3.182%, 10/25/28 (b)	3,387,436	3,429,112
Series 2016-C05, Class 2M1, 2.332%, 1/25/29 (b)	3,007,494	3,024,331
Series 2017-C01, Class 1M1, 2.282%, 7/25/29 (b)	4,552,284	4,574,264
Series 2017-C02, Class 2M1, 2.127%, 9/25/29 (b)	600,000	601,059
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 3.782%, 5/25/28 (b)	10,458,157	10,782,177
Series 2016-HQA1, Class M2, 3.732%, 9/25/28 (b)	6,500,000	6,762,534
Series 2016-HQA2, Class M2, 3.232%, 11/25/28 (b)	3,500,000	3,609,795
Series 2017-DNA1, Class M1, 2.182%, 7/25/29 (b)	990,898	994,669

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $42,476,928)		43,269,987

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.4%
BBCMS Trust, Series 2015-RRI, Class C, 2.962%, 5/15/32 (a)(b)	3,000,000	3,001,465
BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.412%, 8/15/29 (a)(b)	3,600,000	3,610,175
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 2.762%, 12/15/27 (a)(b)	6,000,000	6,003,750
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	2,221,947	2,211,255
COMM Mortgage Trust, Series 2013-THL, Class B, 2.447%, 6/8/30 (a)(b)	15,000,000	14,944,974
Credit Suisse Mortgage Capital Trust:
Series 2015-TOWN, Class A, 2.162%, 3/15/28 (a)(b)	3,000,000	2,996,238
Series 2015-DEAL, Class B, 2.762%, 4/15/29 (a)(b)	10,000,000	10,018,735
Equity Mortgage Trust:
Series 2014-INNS, Class C, 2.447%, 5/8/31 (a)(b)	4,500,000	4,477,538
Series 2014-INNS, Class D, 3.197%, 5/8/31 (a)(b)	7,269,000	7,248,557
GS Mortgage Securities Corp. Trust, Series 2014-NEW, Class B, 3.79%, 1/10/31 (a)	3,500,000	3,513,158
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class D, 3.771%, 6/10/27 (a)	4,200,000	4,205,346
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(b)	3,000,000	2,960,502
Series 2014-INN, Class E, 4.512%, 6/15/29 (a)(b)	7,300,000	7,300,004
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, 3.446%, 7/13/29 (a)(b)	1,500,000	1,488,131
Motel 6 Trust:
Series 2015-MTL6, Class C, 3.644%, 2/5/30 (a)	4,000,000	4,023,695
Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	6,200,000	6,231,694
TRU Trust, Series 2016-TOYS, Class A, 3.162%, 11/15/30 (a)(b)	13,882,644	13,920,673

Total Commercial Mortgage-Backed Securities (Cost $98,312,935)		98,155,890

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

CORPORATE BONDS - 56.2%

Basic Materials - 0.2%
Air Liquide Finance SA, 1.75%, 9/27/21 (a)	2,000,000	1,928,842

Communications - 5.5%
AT&T, Inc.:
3.20%, 3/1/22	4,000,000	4,037,720
3.80%, 3/15/22	4,000,000	4,137,464
3.60%, 2/17/23	6,000,000	6,076,806
3.80%, 3/1/24	1,650,000	1,675,361
Cisco Systems, Inc.:
2.45%, 6/15/20	2,000,000	2,029,312
2.20%, 2/28/21	2,700,000	2,701,166
1.85%, 9/20/21	2,000,000	1,961,396
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	5,000,000	5,168,750
Comcast Corp., 2.75%, 3/1/23	3,000,000	2,989,086
Crown Castle Towers LLC, 3.222%, 5/15/42 (a)	2,765,000	2,807,139
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	2,000,000	2,004,522
Qwest Corp., 6.50%, 6/1/17	5,894,000	5,923,517
Sprint Communications, Inc.:
8.375%, 8/15/17	4,000,000	4,088,000
9.00%, 11/15/18 (a)	3,750,000	4,082,812
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)	3,000,000	2,992,500
Telefonica Emisiones SAU, 3.192%, 4/27/18	3,000,000	3,038,988
Time Warner Cable, Inc.:
6.75%, 7/1/18	3,000,000	3,172,296
8.75%, 2/14/19	1,500,000	1,676,721
Verizon Communications, Inc.:
2.946%, 3/15/22 (a)	2,984,000	2,972,121
2.45%, 11/1/22	9,685,000	9,342,025
		72,877,702

Consumer, Cyclical - 7.2%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	3,313,436	3,421,122
5.60%, 1/15/22 (a)	8,693,694	8,987,106
Series B, 5.25%, 7/15/25	3,942,880	4,071,024
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	2,033,516
3.50%, 7/20/22	5,000,000	5,146,080
CVS Pass-Through Trust, 6.036%, 12/10/28	1,582,425	1,778,757
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	2,070,319	2,176,423
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	4,978,000	5,068,789
2.145%, 1/9/18	9,350,000	9,373,758
2.589%, 1/8/19 (b)	9,000,000	9,163,116

8 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

2.262%, 3/28/19	2,538,000	2,544,294
1.964%, 11/4/19 (b)	4,700,000	4,724,459
3.336%, 3/18/21	11,340,000	11,473,132
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	850,000	860,509
3.15%, 4/1/21	5,000,000	5,107,705
Staples, Inc., 2.75%, 1/12/18	4,075,000	4,095,485
Virgin Australia Trust:
6.00%, 4/23/22 (a)	3,778,523	3,854,094
5.00%, 4/23/25 (a)	3,155,535	3,281,756
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18	1,000,000	1,001,217
2.70%, 11/18/19	3,000,000	3,040,089
3.30%, 11/18/21	2,000,000	2,051,828
Wyndham Worldwide Corp., 4.15%, 4/1/24	2,500,000	2,521,302
		95,775,561

Consumer, Non-cyclical - 3.7%
Abbott Laboratories, 2.35%, 11/22/19	3,000,000	3,012,435
Amgen, Inc., 2.70%, 5/1/22	4,000,000	4,006,080
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	5,007,090
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,034,968
Express Scripts Holding Co., 3.00%, 7/15/23	1,000,000	966,605
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,000,000	5,266,466
Kraft Heinz Foods Co., 2.80%, 7/2/20	5,000,000	5,068,090
Kroger Co. (The), 2.95%, 11/1/21	3,000,000	3,018,210
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,505,779
Mondelez International Holdings Netherlands BV:
1.625%, 10/28/19 (a)	2,000,000	1,969,840
2.00%, 10/28/21 (a)	3,000,000	2,886,609
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	5,505,000	5,383,416
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	1,000,000	1,008,438
Zoetis, Inc., 1.875%, 2/1/18	5,400,000	5,403,078
		49,537,104

Energy - 1.0%
Enterprise Products Operating LLC:
6.30%, 9/15/17	3,925,000	4,005,671
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)	8,780,000	9,095,202
		13,100,873

Financial - 29.2%
Air Lease Corp., 2.125%, 1/15/18	8,104,000	8,119,187
Ally Financial, Inc.:
6.25%, 12/1/17	3,025,000	3,104,437
3.60%, 5/21/18	4,290,000	4,343,625
American Tower Corp., 2.80%, 6/1/20	2,000,000	2,014,404
Bank of America Corp.:
6.40%, 8/28/17	9,755,000	9,944,423

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

2.00%, 1/11/18	22,300,000	22,356,999
2.151%, 11/9/20	5,625,000	5,574,246
3.124% to 1/20/22, floating rate thereafter to 1/20/23 (b)	6,000,000	6,030,834
2.503%, 10/21/22	14,815,000	14,441,588
Capital One Bank, 2.25%, 2/13/19	3,000,000	3,004,551
Capital One Financial Corp., 6.75%, 9/15/17	6,655,000	6,809,735
Capital One NA:
1.50%, 9/5/17	5,000,000	4,997,490
1.65%, 2/5/18	12,000,000	11,997,984
2.35%, 8/17/18	4,400,000	4,427,716
2.25%, 9/13/21	2,000,000	1,956,886
CIT Group, Inc.:
4.25%, 8/15/17	10,225,000	10,314,469
5.25%, 3/15/18	7,530,000	7,732,369
Citibank NA, 1.492%, 3/20/19 (b)	7,000,000	7,001,330
Citigroup, Inc.:
1.70%, 4/27/18	28,555,000	28,567,107
2.65%, 10/26/20	7,980,000	8,031,679
2.70%, 3/30/21	7,000,000	7,008,344
Citizens Bank NA:
1.604%, 3/2/20 (b)	3,250,000	3,257,166
2.25%, 3/2/20	4,300,000	4,293,825
Citizens Financial Group, Inc., 5.158% to 6/29/18, floating rate thereafter to 6/29/23 (b)	10,575,000	10,861,963
Commonwealth Bank of Australia:
1.75%, 11/7/19 (a)	3,500,000	3,466,852
2.00%, 9/6/21 (a)(d)	3,000,000	2,923,158
Compass Bank, 1.85%, 9/29/17	2,000,000	1,999,440
Credit Acceptance Corp., 6.125%, 2/15/21	3,250,000	3,241,875
Crown Castle International Corp., 3.40%, 2/15/21	4,000,000	4,068,828
DDR Corp., 4.75%, 4/15/18	9,265,000	9,474,963
Discover Bank:
2.60%, 11/13/18	1,000,000	1,009,321
8.70%, 11/18/19	2,107,000	2,393,253
3.10%, 6/4/20	1,000,000	1,020,116
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, 6.125%, 11/30/21 (a)	1,656,869	1,702,432
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,012,974
GE Capital International Funding Co., 2.342%, 11/15/20	3,264,000	3,278,120
General Electric Co. / LJ VP Holdings LLC, 3.80%, 6/18/19 (a)	5,000,000	5,203,740
Huntington National Bank (The), 2.20%, 11/6/18	2,225,000	2,234,434
International Finance Corp., 1.75%, 3/30/20	3,900,000	3,898,904
iStar, Inc.:
4.00%, 11/1/17	6,580,000	6,596,450
6.00%, 4/1/22 (d)	1,666,000	1,690,990
KeyCorp., 2.90%, 9/15/20	5,000,000	5,080,755
MetLife, Inc., 1.756%, 12/15/17	7,245,000	7,245,341
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (a)	8,000,000	7,986,000
Mitsubishi UFJ Financial Group, Inc., 2.19%, 9/13/21	3,000,000	2,936,172
Morgan Stanley:
6.25%, 8/28/17	8,200,000	8,357,038

10 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

1.842%, 2/14/20 (b)	7,000,000	7,015,225
2.80%, 6/16/20	5,000,000	5,060,650
4.875%, 11/1/22	4,875,000	5,271,069
2.443%, 10/24/23 (b)	9,000,000	9,190,989
National City Corp., 6.875%, 5/15/19	1,500,000	1,647,417
Regions Bank, 2.25%, 9/14/18	3,375,000	3,385,398
Sumitomo Mitsui Banking Corp., 1.762%, 10/19/18	1,000,000	996,334
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/21	2,000,000	1,976,462
Svenska Handelsbanken AB, 1.50%, 9/6/19 (d)	3,000,000	2,961,552
Synchrony Financial:
1.875%, 8/15/17	4,375,000	4,376,628
2.438%, 11/9/17 (b)	16,755,000	16,848,543
2.60%, 1/15/19	4,000,000	4,031,240
Toronto-Dominion Bank (The), 1.75%, 7/23/18	6,700,000	6,715,115
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,061,690
Vornado Realty LP, 2.50%, 6/30/19	5,131,000	5,160,036
Wells Fargo & Co.:
2.44%, 3/4/21 (b)	5,000,000	5,127,235
2.50%, 3/4/21	7,200,000	7,179,386
2.10%, 7/26/21	6,000,000	5,876,532
3.069%, 1/24/23	3,500,000	3,521,287
Westpac Banking Corp., 1.53%, 3/6/20 (b)	3,500,000	3,500,049
		385,916,350

Industrial - 3.8%
Carlisle Cos., Inc., 3.75%, 11/15/22	4,965,000	5,000,818
Cemex SAB de CV:
5.773%, 10/15/18 (a)(b)	4,000,000	4,162,800
6.50%, 12/10/19 (a)(d)	750,000	791,250
Masco Corp., 3.50%, 4/1/21	3,000,000	3,052,830
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	2,500,000	2,536,730
Pentair Finance SA, 2.90%, 9/15/18	5,000,000	5,050,520
SBA Tower Trust:
2.933%, 12/9/42 (a)	4,500,000	4,502,219
2.24%, 4/15/43 (a)	12,000,000	12,001,525
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21 (a)	3,160,000	3,076,260
Stanley Black & Decker, Inc., 1.622%, 11/17/18	3,000,000	2,989,308
Tutor Perini Corp., 7.625%, 11/1/18 (d)	7,725,000	7,734,656
		50,898,916

Technology - 5.5%
Apple, Inc.:
2.25%, 2/23/21	4,000,000	4,012,128
2.85%, 2/23/23	6,500,000	6,561,503
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,570,188
CA, Inc., 3.60%, 8/15/22	3,846,000	3,902,548
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 6/15/21 (a)	8,250,000	8,627,396
DXC Technology Co.:
2.875%, 3/27/20 (a)	1,898,000	1,913,903

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

4.25%, 4/15/24 (a)	1,273,000	1,294,421
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	13,443,000	13,482,227
Intel Corp.:
2.45%, 7/29/20	2,000,000	2,032,162
3.10%, 7/29/22	2,000,000	2,055,544
Microsoft Corp., 2.65%, 11/3/22	2,000,000	2,017,570
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (a)	1,630,000	1,691,125
4.625%, 6/15/22 (a)	1,590,000	1,681,425
Oracle Corp.:
2.25%, 10/8/19	2,000,000	2,024,486
2.80%, 7/8/21	2,000,000	2,040,970
1.90%, 9/15/21	5,000,000	4,913,100
2.50%, 5/15/22	3,000,000	2,991,687
2.40%, 9/15/23	1,560,000	1,518,518
Seagate HDD Cayman, 4.25%, 3/1/22 (a)	4,000,000	3,961,600
		73,292,501

Utilities - 0.1%
Consolidated Edison, Inc., 2.00%, 5/15/21	1,000,000	981,193

Total Corporate Bonds (Cost $741,687,312)		744,309,042

FLOATING RATE LOANS (e) - 0.0% (f)

Financial - 0.0% (f)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (b)(g)(h)(i)	385,345	10,211

Total Floating Rate Loans (Cost $385,345)		10,211

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	6,000,000	6,087,000

Total Sovereign Government Bonds (Cost $5,992,144)		6,087,000

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0% (f)
Fannie Mae:
3.50%, 3/1/22	60,285	62,723
5.00%, 4/25/34	14,774	15,146

Total U.S. Government Agency Mortgage-Backed Securities (Cost $77,488)		77,869

12 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

U.S. TREASURY OBLIGATIONS - 10.3%
United States Treasury Notes:
1.375%, 12/15/19	66,662,000	66,537,009
1.375%, 2/15/20	10,000,000	9,968,360
1.75%, 11/30/21	60,189,000	59,796,387

Total U.S. Treasury Obligations (Cost $135,835,090)		136,301,756

COMMERCIAL PAPER - 0.6%
Vodafone Group plc, 1.60%, 9/12/17 (a)	7,550,000	7,497,159

Total Commercial Paper (Cost $7,494,969)		7,497,159

TIME DEPOSIT - 1.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	24,738,310	24,738,310

Total Time Deposit (Cost $24,738,310)		24,738,310

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	8,018,430	8,018,430

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $8,018,430)		8,018,430

TOTAL INVESTMENTS (Cost $1,329,043,977) - 100.6%		1,332,136,415
Other assets and liabilities, net - (0.6%)		(8,530,465)
NET ASSETS - 100.0%		1,323,605,950

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
2 Year U.S. Treasury Notes	513	6/17	$111,040,454	$107,950
5 Year U.S. Treasury Notes	233	6/17	27,430,289	(13,141)
Total Long				$94,809
See notes to financial statements

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $498,293,905, which represents 37.7% of the net assets of the Fund as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) When-issued security.
(d) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $7,815,751 as of March 31, 2017.
(e) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) Amount is less than 0.05%.
(g) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(h) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(i) Restricted security. Total market value of restricted securities amounts to $10,211, which represents less than 0.05% of the net assets of the Fund as of March 31, 2017.

Abbreviations:
REIT:	Real Estate Investment Trust

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345
See notes to financial statements

14 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $1,329,043,977) - see accompanying schedule	$1,332,136,415
Cash	51,300
Cash collateral at broker	480,200
Receivable for securities sold	6,142,624
Receivable for Fund shares sold	10,440,348
Interest receivable	6,802,674
Securities lending income receivable	9,476
Receivable for futures contracts variation margin	78,305
Trustees' deferred compensation plan	1,334,276
Receivable from affiliate	34,319
Total assets	1,357,509,937

LIABILITIES
Payable for securities purchased	18,215,802
Payable for when-issued securities purchased	1,500,000
Collateral for securities loaned	8,018,430
Payable for Fund shares redeemed	3,839,255
Payable to affiliates:
Investment advisory fee	379,958
Administrative fees	129,083
Distribution Plan expenses	174,344
Sub-transfer agent fee	8,886
Trustees' fees and expenses	1,848
Trustees' deferred compensation plan	1,334,276
Accrued expenses and other liabilities	302,105
Total liabilities	33,903,987
NET ASSETS	$1,323,605,950

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest,
unlimited number of no par value shares authorized	$1,330,144,126
Accumulated undistributed net investment income	208,430
Accumulated net realized gain (loss)	(9,933,853)
Net unrealized appreciation (depreciation)	3,187,247
NET ASSETS	$1,323,605,950

NET ASSET VALUE PER SHARE
Class A (based on net assets of $358,602,279 and 22,358,812 shares outstanding)	$16.04
Class C (based on net assets of $114,014,171 and 7,135,680 shares outstanding)	$15.98
Class I (based on net assets of $316,544,281 and 19,626,479 shares outstanding)	$16.13
Class Y (based on net assets of $534,445,219 and 33,041,707 shares outstanding)	$16.17

OFFERING PRICE PER SHARE*
Class A (100/97.25 of net asset value per share)	$16.49
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income (net of foreign tax withheld of $2,417)	$18,809,245
Securities lending income	176,668
Other income	234
Total investment income	18,986,147

Expenses:
Investment advisory fee	2,262,297
Administrative fees	800,789
Transfer agency fees and expenses:
Class A	387,219
Class C	73,840
Class I	5,243
Class Y	147,684
Distribution Plan expenses:
Class A	666,283
Class C	609,105
Trustees' fees and expenses	79,042
Accounting fees	153,956
Custodian fees	53,670
Professional fees	38,860
Registration fees:
Class A	18,813
Class C	8,385
Class I	8,751
Class Y	12,146
Reports to shareholders	52,170
Miscellaneous	28,551
Total expenses	5,406,804
Reimbursement from Adviser:
Class A	(64,021)
Administrative fees waived	(29,447)
Net expenses	5,313,336
NET INVESTMENT INCOME (LOSS)	13,672,811

See notes to financial statements

16 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited) - CONT’D

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(4,080,118)
Futures	(1,194,137)
(5,274,255)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,550,789)
Futures	97,777
(6,453,012)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,727,267)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,945,544
See notes to financial statements

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017(Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$13,672,811	$29,567,513
Net realized gain (loss)	(5,274,255)	3,586,800
Net change in unrealized appreciation (depreciation)	(6,453,012)	13,669,525

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,945,544	46,823,838

Distributions to shareholders from:
Net investment income:
Class A shares	(4,936,199)	(13,722,306)
Class C shares	(713,135)	(1,836,678)
Class I shares	(3,446,339)	(5,855,383)
Class Y shares	(4,459,132)	(8,109,032)
Total distributions	(13,554,805)	(29,523,399)

Capital share transactions:
Shares sold:
Class A shares	49,227,302	107,376,653
Class C shares	5,006,344	14,705,039
Class I shares	107,122,410	100,445,588
Class Y shares	303,412,661	128,724,627
Reinvestment of distributions:
Class A shares	4,397,514	12,449,586
Class C shares	501,896	1,263,457
Class I shares	3,168,376	5,387,249
Class Y shares	3,784,231	6,615,698
Shares redeemed:
Class A shares	(308,410,825)	(242,914,256)
Class C shares	(21,039,303)	(39,988,730)
Class I shares	(51,234,964)	(133,790,759)
Class Y shares	(132,371,367)	(128,204,676)
Total capital share transactions	(36,435,725)	(167,930,524)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,044,986)	(150,630,085)

NET ASSETS
Beginning of period	1,371,650,936	1,522,281,021
End of period (including accumulated undistributed net investment income of $208,430 and $90,424, respectively)	$1,323,605,950	$1,371,650,936

See notes to financial statements

18 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY
Shares sold:
Class A shares	3,067,626	6,720,719
Class C shares	313,415	923,647
Class I shares	6,629,602	6,232,344
Class Y shares	18,750,418	7,967,053
Reinvestment of distributions:
Class A shares	274,440	779,564
Class C shares	31,432	79,411
Class I shares	196,647	335,383
Class Y shares	234,112	410,689
Shares redeemed:
Class A shares	(19,223,294)	(15,203,222)
Class C shares	(1,317,320)	(2,513,973)
Class I shares	(3,175,050)	(8,338,082)
Class Y shares	(8,172,354)	(7,959,166)
Total capital share activity	(2,390,326)	(10,565,633)
See notes to financial statements

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.18	$15.96	$16.19	$16.28	$16.43	$16.06
Income from investment operations:
Net investment income	0.16	0.33(b)	0.29	0.31	0.30	0.35
Net realized and unrealized gain (loss)	(0.15)	0.22	(0.23)	(0.09)	(0.12)	0.65
Total from investment operations	0.01	0.55	0.06	0.22	0.18	1.00
Distributions from:
Net investment income	(0.15)	(0.33)	(0.29)	(0.31)	(0.32)	(0.38)
Net realized gain	—	—	—	—	(0.01)	(0.25)
Total distributions	(0.15)	(0.33)	(0.29)	(0.31)	(0.33)	(0.63)
Total increase (decrease) in net asset value	(0.14)	0.22	(0.23)	(0.09)	(0.15)	0.37
Net asset value, ending	$16.04	$16.18	$15.96	$16.19	$16.28	$16.43
Total return (d)	0.09%	3.50%	0.39%	1.34%	1.12%	6.41%
Ratios to average net assets: (e)
Net investment income	1.93%(f)	2.05%(b)	1.79%	1.87%	1.84%	2.18%
Total expenses	0.92%(f)	0.97%	1.13%	1.14%	1.12%	1.22%
Net expenses	0.90%(f)	0.94%	1.08%	1.08%	1.08%	1.08%
Portfolio turnover	46%	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$358,602	$618,552	$733,415	$933,534	$1,145,473	$1,279,265

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0.00% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements

20 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS C SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.12	$15.91	$16.13	$16.21	$16.37	$15.99
Income from investment operations:
Net investment income	0.09	0.21(b)	0.17	0.19	0.19	0.22
Net realized and unrealized gain (loss)	(0.14)	0.21	(0.22)	(0.08)	(0.14)	0.66
Total from investment operations	(0.05)	0.42	(0.05)	0.11	0.05	0.88
Distributions from:
Net investment income	(0.09)	(0.21)	(0.17)	(0.19)	(0.20)	(0.25)
Net realized gain	—	—	—	—	(0.01)	(0.25)
Total distributions	(0.09)	(0.21)	(0.17)	(0.19)	(0.21)	(0.50)
Total increase (decrease) in net asset value	(0.14)	0.21	(0.22)	(0.08)	(0.16)	0.38
Net asset value, ending	$15.98	$16.12	$15.91	$16.13	$16.21	$16.37
Total return (d)	(0.28%)	2.67%	(0.29%)	0.67%	0.34%	5.65%
Ratios to average net assets: (e)
Net investment income	1.19%(f)	1.30%(b)	1.05%	1.15%	1.14%	1.40%
Total expenses	1.65%(f)	1.72%	1.81%	1.80%	1.78%	1.86%
Net expenses	1.65%(f)	1.69%	1.81%	1.80%	1.78%	1.86%
Portfolio turnover	46%	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$114,014	$130,665	$152,994	$194,133	$228,366	$258,843

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0.00% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 21

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.27	$16.05	$16.27	$16.35	$16.51	$16.12
Income from investment operations:
Net investment income	0.19	0.40(b)	0.38	0.40	0.39	0.44
Net realized and unrealized gain (loss)	(0.14)	0.22	(0.22)	(0.08)	(0.13)	0.66
Total from investment operations	0.05	0.62	0.16	0.32	0.26	1.10
Distributions from:
Net investment income	(0.19)	(0.40)	(0.38)	(0.40)	(0.41)	(0.46)
Net realized gain	—	—	—	—	(0.01)	(0.25)
Total distributions	(0.19)	(0.40)	(0.38)	(0.40)	(0.42)	(0.71)
Total increase (decrease) in net asset value	(0.14)	0.22	(0.22)	(0.08)	(0.16)	0.39
Net asset value, ending	$16.13	$16.27	$16.05	$16.27	$16.35	$16.51
Total return (d)	0.29%	3.91%	1.02%	1.97%	1.64%	7.05%
Ratios to average net assets: (e)
Net investment income	2.34%(f)	2.47%(b)	2.37%	2.46%	2.44%	2.72%
Total expenses	0.53%(f)	0.53%	0.50%	0.48%	0.49%	0.55%
Net expenses	0.51%(f)	0.52%	0.50%	0.48%	0.49%	0.55%
Portfolio turnover	46%	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$316,544	$259,852	$284,839	$231,420	$157,557	$100,874

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0.00% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements

22 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$16.31	$16.09	$16.32	$16.40	$16.56	$16.18
Income from investment operations:
Net investment income	0.18	0.38(b)	0.34	0.36	0.36	0.40
Net realized and unrealized gain (loss)	(0.14)	0.22	(0.24)	(0.08)	(0.13)	0.66
Total from investment operations	0.04	0.60	0.10	0.28	0.23	1.06
Distributions from:
Net investment income	(0.18)	(0.38)	(0.33)	(0.36)	(0.38)	(0.43)
Net realized gain	—	—	—	—	(0.01)	(0.25)
Total distributions	(0.18)	(0.38)	(0.33)	(0.36)	(0.39)	(0.68)
Total increase (decrease) in net asset value	(0.14)	0.22	(0.23)	(0.08)	(0.16)	0.38
Net asset value, ending	$16.17	$16.31	$16.09	$16.32	$16.40	$16.56
Total return (d)	0.25%	3.77%	0.67%	1.70%	1.41%	6.77%
Ratios to average net assets: (e)
Net investment income	2.26%(f)	2.35%(b)	2.07%	2.17%	2.19%	2.48%
Total expenses	0.60%(f)	0.67%	0.80%	0.76%	0.73%	0.81%
Net expenses	0.60%(f)	0.64%	0.80%	0.76%	0.73%	0.81%
Portfolio turnover	46%	147%	206%	168%	166%	187%
Net assets, ending (in thousands)	$534,445	$362,582	$351,033	$400,932	$329,595	$304,223

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0 per share and 0.00% of average net assets.
(c) Amount is less than $0.005 per share.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 23

NOTES TO FINANCIAL STATEMENTS
NOTE A - SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Trust”) was organized as a Massachusetts business trust on March 15, 1982, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series, or mutual funds, and classes. The Trust operates five (5) separate series, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Short Duration Income Fund (the “Fund”).
The Fund’s investment objective is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund is diversified and invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers Class A, Class C, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 2.75%. A contingent deferred sales charge of 0.50% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities, collateralized mortgage-backed obligations and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 25

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$263,670,761	$—	$263,670,761
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	43,269,987	—	43,269,987
Commercial Mortgage-Backed Securities	—	98,155,890	—	98,155,890
Corporate Bonds	—	744,309,042	—	744,309,042
Floating Rate Loans	—	—	10,211	10,211
Sovereign Government Bonds	—	6,087,000	—	6,087,000
U.S. Government Agency Mortgage-Backed Securities	—	77,869	—	77,869
U.S. Treasury Obligations	—	136,301,756	—	136,301,756
Commercial Paper	—	7497159	—	7,497,159
Time Deposit	—	24,738,310	—	24,738,310
Short Term Investment of Cash Collateral For Securities Loaned	8,018,430	—	—	8,018,430
TOTAL	$8,018,430	$1,324,107,774	$10,211^	$1,332,136,415

ASSET DERIVATIVES - Futures Contracts*	$107,950	$-	$-	$107,950
LIABILITY DERIVATIVES - Futures Contracts*	$(13,141)	$-	$-	$(13,141)

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent less than 0.1% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
During the six months ended March 31, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund's futures contracts at period end are presented in the Schedule of Investments.
At March 31, 2017, the Fund had the following derivatives, categorized by risk exposure:

26 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Risk	Statement of Assets and Liabilities Location	Assets	Statement of Assets and Liabilities Location	Liabilities
Interest Rate	Net unrealized appreciation (depreciation)	$107,950*	Net unrealized appreciation (depreciation)	($13,141)*

* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable for futures contracts variation margin.
The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Interest Rate	Futures	($1,194,137)	$97,777

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description			Average Notional Cost of Contracts
Futures contracts long			$132,943,252
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B - RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% on the first $750 million, 0.325% on the next $750 million, 0.30% on the next $2 billion and 0.275% on the excess of $3.5 billion of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rates as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $2,262,297 or 0.34% per annum of the Fund's average daily net assets, of which $1,118,274 was paid to CRM and $1,144,023 was paid to CIM.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.88%, 0.75% and 0.95% for Class A, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2018. Prior to December 31, 2016, CIM contractually agreed to limit net annual fund operating expenses to 1.08%, 0.75% and 0.95% for Class A, Class I and Class Y, respectively, of such class’ average daily assets. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $63,449 and CIM waived or reimbursed expenses of $572.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid administrative fees of $395,641, of which $15,422 were waived and CIAS was paid administrative fees of $405,148, of which $14,025 were waived.
The Fund adopted a new distribution plan for Class A shares (Class A Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act, which were approved by the Board of Trustees and became effective as of December 31, 2016 or shortly thereafter upon approval by the shareholders of the respective class. Pursuant to the Class A Plan and Class C Plan, the Fund pays a distribution fee of 0.25% and 0.75% per annum for Class A and Class C, respectively, and a service fee of 0.25% per annum for Class C of its average daily net assets attributable to such class for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Pursuant to the Fund’s former distribution plans for Class A shares and Class C shares, the Fund was permitted to pay certain expenses associated with the distribution and servicing of its Class A and Class C shares not to exceed 0.50% for Class A and 1.00% for Class C of the Fund’s average daily net assets with respect to such class. Effective December 31, 2016, the fees are paid to Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $666,283 or 0.25% per annum of Class A’s average daily net assets, of which $291,953 was paid to EVD and $374,330 was paid to CID, and $609,105 or 1.00% per annum of Class C’s average daily net assets, of which $293,138 was paid to EVD and $315,967 was paid to CID.
The Fund was informed that EVD and CID received $4,817 and $6,406, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $1,240 and $10,886, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.

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Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $20,459 and shareholder servicing fees paid to CIS were $21,822. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Trustee of the Fund who was not an employee of CIM or its affiliates received a fee of $2,000 for each Board and Committee meeting attended plus an annual fee of $45,000. The Board and Committee chairs received an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C - INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $266,510,838 and $350,134,464, respectively. U.S. government and agency security purchases and sales were $323,629,371 and $291,176,571, respectively.
At September 30, 2016, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

Capital Loss Carryforwards
NO EXPIRATION DATE
Short-term	($4,441,540)
Long-term	($194,264)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses will retain their character as either long-term or short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$7,109,527
Unrealized (depreciation)	(4,043,851)
Net unrealized appreciation (depreciation)	$3,065,676
Federal income tax cost of investments	$1,329,070,739
NOTE D - SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State

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Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan, including accrued interest, was $7,815,751 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017:

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$8,018,430	$—	$—	$—	$8,018,430
Amount of recognized liabilities for securities lending transactions					$8,018,430
The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E - LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.

For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$199,463	2.19%	$10,635,870	March 2017
NOTE F - REGULATORY MATTERS
On October 19, 2011, CIM determined that it was necessary to change the price at which one of the Fund’s portfolio securities was then being fair valued. CIM and the Board subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 18, 2008 through October 18, 2011 (the “Relevant Period”). These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the Relevant Period. Accordingly, in December 2011, pursuant to an agreement with the Board, CIM contributed $10,161,859 to the Fund to compensate shareholders and the Fund for harm caused by the prior improper valuation of securities.
The Securities and Exchange Commission (“SEC”) subsequently found that, in distributing the $10,161,859 to Fund shareholders, CIM did not precisely calculate Fund and shareholder losses in accordance with the Calvert Funds’ NAV error correction procedures. On October 18, 2016, in acceptance of CIM’s settlement proposal, the SEC issued an administrative order requiring CIM to make further distributions to affected shareholders by October 13, 2017. The administrative order also censured CIM and required CIM to pay a $3.9 million penalty to the SEC.

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On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Short Duration Income Fund, a series of The Calvert Fund (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016, December 28, 2016, January 6, 2017 and January 27, 2017.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
44,092,651	1,085,907	1,461,380	13,496,864

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
43,200,376	7,272,242	1,982,857	11,643,299

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
42,902,491	7,370,807	2,182,177	11,643,299

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
21,115,426	512,727	1,137,067	5,316,170

Shareholders of Class C shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,769,133	99,593	200,377	1,058,102

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Shareholders of The Calvert Fund voted on the following proposals:

1.	To elect Trustees of The Calvert Fund:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	113,107,783	3,852,798
Alice Gresham Bullock	113,216,268	3,744,313
Cari Dominguez	113,212,980	3,747,601
Miles D. Harper III	113,095,545	3,865,036
John G. Guffey, Jr.	113,097,035	3,863,546
Joy V. Jones	113,205,618	3,754,963
Anthony A. Williams	95,269,601	21,690,980
John H. Streur	113,110,958	3,849,623

2.	Approval of Amendment to The Calvert Fund’s Declaration of Trust

Number of Shares*
For	Withheld	Abstain**	Uninstructed**
82,224,410	3,615,043	3,963,988	27,157,140

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Short Duration Income Fund
At a meeting held on October 14, 2016, the Board of Trustees of The Calvert Fund, (“TCF”), and by a separate vote, the Trustees who are not “interested persons” of TCF (the “Independent Trustees”), approved a new Investment Advisory Agreement between TCF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Short Duration Income Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Trustees, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Trustees reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Trustees met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Trustees participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Trustees regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Trustees took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Trustees considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Trustees also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Trustees took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Trustees also noted that for certain Calvert Funds, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Trustees concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Trustees also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Trustees further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds, such as the Fund. Based upon their review the Trustees concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.

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In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Trustees considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Trustees considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Trustees took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Trustees noted that the advisory fee schedule for certain Calvert Funds, such as the Fund, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Trustees determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, would not be appropriate at this time. The Trustees noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Trustees also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert Short Duration Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Short Duration Income Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock, Dominguez and Jones and Mr. Harper began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

36 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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40 calvert.com CALVERT SHORT DURATION INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT SHORT DURATION INCOME FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24180 3.31.17

Calvert Long-Term Income Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to calvert.com. If you already have an online account at Calvert, click on Login, to access your Account, and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
26	Special Meeting of Shareholders
28	Board Approval of Investment Advisory Agreement
30	Officers and Trustees
31	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/31/2004	12/31/2004	-4.66%	2.35%	4.85%	7.29%
Class A with 3.75% Maximum Sales Charge	—	—	-8.24	-1.49	4.04	6.88
Class I at NAV	01/30/2015	12/31/2004	-4.37	2.87	5.11	7.43

Bloomberg Barclays Long U.S. Credit Index	—	—	-3.83%	4.89%	5.38%	6.94%

Ticker Symbol					Class A	Class I
					CLDAX	CLDIX

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.10%	19.58%
Net					1.00	0.55

% Yield[4]					Class A	Class I
SEC 30-day Yield - Subsidized					3.27%	3.85%
SEC 30-day Yield - Unsubsidized					3.12%	3.55%

Fund Profile

PORTFOLIO COMPOSITION (% of total investments) [5]

Asset-Backed Securities	8.6%
Collateralized Mortgage-Backed Obligations (Privately Originated)	3.0%
Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	77.8%
Floating Rate Loans	0.0%	*
Sovereign Government Bonds	0.4%
Taxable Municipal Obligations	4.1%
U.S. Treasury Obligations	2.3%
Time Deposit	1.8%
Total	100.0%

* Amount is less than 0.05%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays Long U.S. Credit Index measures the performance of investment-grade U.S. corporate securities and government-related bonds with a maturity greater than ten years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[5]
Does not include Short Term Investment of Cash Collateral for Securities Loaned.

Fund profile subject to change due to active management.

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	1.05%	$1,000.00	$953.40	$5.11
Hypothetical (5% return per year before expenses)	1.05%	$1,000.00	$1,019.70	$5.29
Class I
Actual	0.55%	$1,000.00	$956.30	$2.68
Hypothetical (5% return per year before expenses)	0.55%	$1,000.00	$1,022.19	$2.77

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 8.5%
Automobile - 0.6%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	500,000	502,873

Other - 7.4%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	431,699	445,283
Apidos CLO XXI, Series 2015-21A, Class D, 6.574%, 7/18/27 (a)(b)	300,000	296,841
Citi Held For Asset Issuance:
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	400,000	402,758
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	600,000	606,218
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	500,000	500,262
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	493,750	482,156
Dryden 40 Senior Loan Fund, Series 2015-40A, Class D, 4.739%, 8/15/28 (a)(b)	500,000	496,777
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)(c)	450,000	449,977
GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (a)(b)	256,808	256,830
Madison Park Funding XVII Ltd., Series 2015-17A, Class D, 4.491%, 7/21/27 (a)(b)	500,000	494,831
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	500,000	495,551
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	46,204	46,278
Wendys Funding LLC, 2015-1, Series 2015-1A, Class A23, 4.497%, 6/15/45 (a)	1,182,000	1,150,644
		6,124,406

Student Loan - 0.5%
Navient Student Loan Trust, Series 2015-1, Class B, 2.482%, 7/25/52 (b)	400,000	388,284

Total Asset-Backed Securities (Cost $6,971,279)		7,015,563

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.282%, 7/25/25 (a)(b)	456,616	459,847
Fannie Mae Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 6.732%, 7/25/29 (b)	215,000	224,602
Series 2017-C02, Class 2B1, 6.477%, 9/25/29 (b)	440,000	442,753
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class B, 8.932%, 5/25/25 (b)	494,247	565,285
Series 2016-DNA2, Class B, 11.482%, 10/25/28 (b)	599,939	736,285

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,218,289)		2,428,772

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.512%, 6/15/29 (a)(b)	500,000	500,000
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30 (a)	800,000	804,090
ORES NPL LLC, Series 2014-LV3, Class B, 6.00%, 3/27/24 (a)	366,521	365,414

Total Commercial Mortgage-Backed Securities (Cost $1,648,227)		1,669,504

CORPORATE BONDS - 76.9%

Communications - 13.1%
Amazon.com, Inc., 4.80%, 12/5/34	400,000	442,925
AT&T, Inc.:
4.125%, 2/17/26	1,015,000	1,029,311
5.15%, 3/15/42	660,000	654,824
4.75%, 5/15/46	1,690,000	1,576,917
CBS Corp.:
2.90%, 1/15/27	230,000	213,870
4.60%, 1/15/45	225,000	219,550
Comcast Corp.:
4.25%, 1/15/33	335,000	344,907
3.20%, 7/15/36	515,000	457,049
Crown Castle Towers LLC, 3.663%, 5/15/45 (a)	487,000	487,399
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,006,635
Time Warner Cable LLC, 4.50%, 9/15/42	335,000	303,605
Time Warner, Inc.:
4.90%, 6/15/42	500,000	488,548
4.85%, 7/15/45	190,000	184,788
Verizon Communications, Inc.:
2.625%, 8/15/26	165,000	150,669
4.125%, 8/15/46	335,000	289,059
4.862%, 8/21/46	2,125,000	2,042,973
4.522%, 9/15/48	1,000,000	905,969
		10,798,998

Consumer, Cyclical - 7.8%
American Airlines Pass-Through Trust:
Series B, 7.00%, 7/31/19 (a)	281,085	290,221
4.40%, 3/22/25	283,886	286,015
CVS Health Corp., 5.125%, 7/20/45	500,000	551,649
CVS Pass-Through Trust, 6.036%, 12/10/28	254,564	286,148
Ford Motor Co., 4.75%, 1/15/43	300,000	281,843
Ford Motor Credit Co. LLC, 4.134%, 8/4/25	1,020,000	1,024,975
Home Depot, Inc. (The):
4.40%, 3/15/45	400,000	424,155
3.50%, 9/15/56	260,000	226,981
Latam Airlines Pass-Through Trust, 4.50%, 8/15/25	143,421	139,836

6 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Lowe's Cos., Inc., 4.375%, 9/15/45	220,000	227,958
Newell Brands, Inc., 5.50%, 4/1/46	500,000	567,457
Nordstrom, Inc.:
4.00%, 3/15/27 (d)	168,000	167,424
5.00%, 1/15/44	238,000	225,218
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	200,000	202,221
Southwest Airlines Co., 3.00%, 11/15/26	450,000	424,824
Virgin Australia Trust, 6.00%, 4/23/22 (a)	187,940	191,698
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	550,000	547,187
Whirlpool Corp., 4.50%, 6/1/46	200,000	199,148
Wyndham Worldwide Corp., 4.50%, 4/1/27	215,000	216,595
		6,481,553

Consumer, Non-cyclical - 10.9%
AbbVie, Inc., 4.30%, 5/14/36	420,000	407,038
Amgen, Inc.:
4.40%, 5/1/45	200,000	194,128
4.663%, 6/15/51	559,000	559,348
AstraZeneca plc, 4.375%, 11/16/45	125,000	127,442
ERAC USA Finance LLC:
5.625%, 3/15/42 (a)	435,000	479,599
4.20%, 11/1/46 (a)	265,000	240,949
Express Scripts Holding Co., 4.80%, 7/15/46	400,000	383,237
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	235,870
Johnson & Johnson:
4.375%, 12/5/33	200,000	220,443
3.55%, 3/1/36	200,000	198,440
Kraft Heinz Foods Co.:
3.00%, 6/1/26	350,000	328,910
5.20%, 7/15/45	500,000	521,876
4.375%, 6/1/46	1,025,000	961,863
Kroger Co. (The):
5.15%, 8/1/43	100,000	107,177
3.875%, 10/15/46	450,000	403,884
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	750,000	832,500
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	264,336
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	204,000
Merck & Co., Inc., 3.70%, 2/10/45	400,000	380,052
PepsiCo, Inc., 4.60%, 7/17/45	365,000	397,002
Perrigo Co. plc, 5.30%, 11/15/43	595,000	609,575
Pfizer, Inc., 4.00%, 12/15/36	275,000	277,646
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	440,000	418,979
Zoetis, Inc., 4.70%, 2/1/43	210,000	213,984
		8,968,278

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Energy - 2.1%
Enterprise Products Operating LLC:
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (b)	200,000	207,180
4.85%, 8/15/42	500,000	506,386
4.85%, 3/15/44	500,000	505,693
ONEOK Partners LP, 6.125%, 2/1/41	430,000	475,450
		1,694,709
Financial - 23.9%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	232,984
American International Group, Inc., 3.90%, 4/1/26	420,000	421,424
American Tower Corp., 3.375%, 10/15/26	850,000	810,423
Bank of America Corp.:
6.10% to 3/17/25, floating rate thereafter (b)(e)	150,000	158,925
3.875%, 8/1/25	510,000	519,041
3.824% to 1/20/27, floating rate thereafter to 1/20/28 (b)	2,485,000	2,489,167
4.183%, 11/25/27	500,000	501,817
Capital One Financial Corp.:
4.20%, 10/29/25	200,000	200,798
3.75%, 7/28/26	665,000	643,971
Charles Schwab Corp. (The), 4.625% to 3/1/22, floating rate thereafter (b)(e)	270,000	265,950
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	255,015
Citigroup, Inc.:
4.60%, 3/9/26	670,000	688,038
6.25% to 8/15/26, floating rate thereafter (b)(e)	175,000	188,781
3.887% to 1/10/27, floating rate thereafter to 1/10/28 (b)	2,370,000	2,380,563
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	608,097
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	249,375
7.375%, 3/15/23	200,000	201,000
Crown Castle International Corp., 4.45%, 2/15/26	340,000	353,698
Digital Realty Trust LP, 4.75%, 10/1/25	415,000	437,993
Discover Bank, 7.00%, 4/15/20	500,000	557,743
First Republic Bank, 4.375%, 8/1/46	250,000	240,540
M&T Bank Corp., 5.125% to 11/1/26, floating rate thereafter (b)(e)	200,000	199,000
MetLife, Inc.:
5.70%, 6/15/35	175,000	210,012
4.05%, 3/1/45	325,000	315,156
Morgan Stanley:
4.00%, 7/23/25	480,000	494,952
3.125%, 7/27/26	1,935,000	1,846,909
Nationwide Building Society, 4.00%, 9/14/26 (a)	565,000	546,988
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	475,629
Prudential Financial, Inc.:
5.10%, 8/15/43	400,000	444,266
4.60%, 5/15/44	200,000	210,983
Simon Property Group LP, 4.25%, 11/30/46	255,000	246,730

8 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Toronto-Dominion Bank (The), 3.625% to 9/15/26, floating rate thereafter to 9/15/31 (b)	687,000	672,745
Wells Fargo & Co.:
3.00%, 4/22/26	260,000	249,527
3.00%, 10/23/26	325,000	311,172
4.40%, 6/14/46	705,000	682,776
Westpac Banking Corp., 4.322% to 11/23/26, floating rate thereafter to 11/23/31 (b)	420,000	424,413
		19,736,601

Industrial - 5.9%
Carlisle Cos., Inc., 3.75%, 11/15/22	430,000	433,102
Cemex SAB de CV, 6.50%, 12/10/19 (a)	250,000	263,750
General Electric Co.:
4.125%, 10/9/42	390,000	397,254
4.50%, 3/11/44	1,000,000	1,075,799
Illinois Tool Works, Inc., 3.90%, 9/1/42	355,000	355,201
Johnson Controls International plc, 4.625%, 7/2/44	550,000	564,297
Keysight Technologies, Inc., 4.60%, 4/6/27 (c)	258,000	259,871
Masco Corp., 4.45%, 4/1/25	150,000	156,561
Owens Corning, 3.40%, 8/15/26	470,000	455,154
Pentair Finance SA, 3.15%, 9/15/22	450,000	446,856
Xylem, Inc., 4.375%, 11/1/46	475,000	470,465
		4,878,310

Technology - 9.8%
Apple, Inc., 3.45%, 2/9/45	350,000	311,970
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	500,000	487,404
CA, Inc., 4.70%, 3/15/27	800,000	830,197
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
6.02%, 6/15/26 (a)	1,200,000	1,308,217
8.35%, 7/15/46 (a)	130,000	167,894
DXC Technology Co., 4.75%, 4/15/27 (a)	1,250,000	1,274,857
Fidelity National Information Services, Inc., 4.50%, 8/15/46	120,000	115,813
Hewlett Packard Enterprise Co., 6.35%, 10/15/45	600,000	617,854
Microsoft Corp.:
4.45%, 11/3/45	585,000	617,410
3.95%, 8/8/56	530,000	495,320
Oracle Corp.:
4.125%, 5/15/45	650,000	631,777
4.00%, 7/15/46	480,000	457,929
Seagate HDD Cayman, 4.875%, 6/1/27	830,000	777,038
		8,093,680

Utilities - 3.4%
American Water Capital Corp., 4.00%, 12/1/46	500,000	507,395
CMS Energy Corp., 3.00%, 5/15/26	500,000	479,634

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consolidated Edison Co. of New York, Inc.:
4.50%, 12/1/45	100,000	106,326
4.30%, 12/1/56	260,000	261,064
Fortis, Inc., 3.055%, 10/4/26 (a)	450,000	420,946
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	820,000	815,721
Transelec SA, 3.875%, 1/12/29 (a)	250,000	242,500
		2,833,586

Total Corporate Bonds (Cost $64,210,203)		63,485,715

FLOATING RATE LOANS (f) - 0.0% (g)
Financial - 0.0% (g)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10 (b)(h)(i)(j)	4,817	128

Total Floating Rate Loans (Cost $4,817)		128

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	300,000	304,350

Total Sovereign Government Bonds (Cost $299,607)		304,350

TAXABLE MUNICIPAL OBLIGATIONS - 4.1%

California - 0.1%
Oakland California PO Revenue Bonds, (NPFG), 0.00%, 12/15/20	120,000	109,384

Connecticut - 1.4%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30 (k)	1,000,000	1,160,210

District of Columbia - 0.7%
District of Columbia Water & Sewer Authority Revenue Bonds, 4.814%, 10/1/2114	555,000	554,290

Massachusetts - 0.9%
Commonwealth of Massachusetts GO Green Bonds, 3.277%, 6/1/46	800,000	729,104

New York - 0.7%
New York Transportation Development Corp. Revenue Bonds:
(LaGuardia Airport Terminal B Redevelopment), 3.423%, 7/1/27	150,000	144,358
(LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	150,000	142,758
(LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	300,000	287,601
		574,717

Pennsylvania - 0.3%
Commonwealth Financing Authority Revenue Bonds, 4.144%, 6/1/38	250,000	242,050

Total Taxable Municipal Obligations (Cost $3,410,908)		3,369,755

10 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 2.3%
United States Treasury Bonds:
2.25%, 8/15/46	1,000,000	846,328
2.875%, 11/15/46	350,000	339,595
United States Treasury Notes, 2.25%, 2/15/27	700,000	691,059

Total U.S. Treasury Obligations (Cost $1,868,706)		1,876,982

TIME DEPOSIT - 1.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	1,506,090	1,506,090

Total Time Deposit (Cost $1,506,090)		1,506,090

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.62%	168,490	168,490

Total Short Term Investment of Cash Collateral For Securities Loaned (Cost $168,490)		168,490

TOTAL INVESTMENTS (Cost $82,306,616) - 99.1%		81,825,349
Other assets and liabilities, net - 0.9%		715,023
NET ASSETS - 100.0%		82,540,372

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	74	6/17	$11,886,250	$64,116
See notes to financial statements.

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $17,266,310, which represents 20.9% of the net assets of the Fund as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) When-issued security.
(d) Security, or portion of security, is on loan. Total value of securities on loan, including accrued interest, is $165,817 as of March 31, 2017.
(e) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(f) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(g) Amount is less than 0.05%.
(h) For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note A).
(i) Restricted Security. Total market value of restricted securities amounts to $128, which represents less than 0.05% of the net assets of the Fund as of March 31, 2017.
(j) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(k) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:
GO:	General Obligation
NPFG:	National Public Finance Guaranty Corp.
PO:	Pension Obligation

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

12 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $82,306,616) - see accompanying schedule	$81,825,349
Cash collateral at broker	377,400
Receivable for securities sold	437,704
Receivable for Fund shares sold	248,888
Interest receivable	722,949
Securities lending income receivable	205
Receivable for futures contracts variation margin	23,125
Trustees' deferred compensation plan	72,089
Receivable from affiliate	12,431
Total assets	83,720,140

LIABILITIES
Payable for when-issued securities purchased	707,672
Collateral for securities loaned	168,490
Payable for Fund shares redeemed	150,697
Payable to affiliates:
Investment advisory fee	27,454
Administrative fees	8,062
Distribution Plan expenses	14,984
Sub-transfer agent fee	1,486
Trustees' deferred compensation plan	72,089
Accrued expenses and other liabilities	28,834
Total liabilities	1,179,768
NET ASSETS	$82,540,372

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest,
unlimited number of no par value shares authorized	$85,760,032
Accumulated distributions in excess of net investment income	(1,610)
Accumulated net realized gain (loss)	(2,800,899)
Net unrealized appreciation (depreciation)	(417,151)
NET ASSETS	$82,540,372

NET ASSET VALUE PER SHARE
Class A (based on net assets of $72,079,818 and 4,381,245 shares outstanding)	$16.45
Class I (based on net assets of $10,460,554 and 635,677 shares outstanding)	$16.46

OFFERING PRICE PER SHARE*
Class A (100/96.25 of net asset value per share)	$17.09
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT LONG-TERM INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income	$1,740,087
Securities lending income	1,010
Total investment income	1,741,097

Expenses:
Investment advisory fee	163,049
Administrative fees	48,915
Transfer agency fees and expenses:
Class A	63,640
Class I	966
Distribution Plan expenses:
Class A	95,538
Trustees' fees and expenses	4,453
Accounting fees	17,913
Custodian fees	11,920
Professional fees	16,002
Registration fees:
Class A	10,895
Class I	8,099
Reports to shareholders	6,552
Miscellaneous	5,928
Total expenses	453,870
Reimbursement from Adviser:
Class A	(27,776)
Class I	(12,069)
Administrative fees waived	(509)
Net expenses	413,516
NET INVESTMENT INCOME (LOSS)	1,327,581

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(1,636,929)
Futures	(1,047,039)
(2,683,968)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,081,325)
Futures	129,700
(2,951,625)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,635,593)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($4,308,012)
See notes to financial statements.

14 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$1,327,581	$2,247,410
Net realized gain (loss)	(2,683,968)	3,498,676
Net change in unrealized appreciation (depreciation)	(2,951,625)	3,726,100

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,308,012)	9,472,186

Distributions to shareholders from:
Net investment income:
Class A shares	(1,224,024)	(2,246,958)
Class I shares	(104,379)	(3,348)
Net realized gain:
Class A shares	(2,949,061)	—
Class I shares	(87,936)	—
Total distributions	(4,365,400)	(2,250,306)

Capital share transactions:
Shares sold:
Class A shares	19,638,936	53,295,224
Class I shares	10,698,728	263,183
Reinvestment of distributions:
Class A shares	3,885,029	2,106,523
Class I shares	192,315	3,348
Shares redeemed:
Class A shares	(32,298,623)	(51,939,319)
Class I shares	(670,402)	(227)
Total capital share transactions	1,445,983	3,728,732

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,227,429)	10,950,612

NET ASSETS
Beginning of period	89,767,801	78,817,189
End of period (including accumulated distributions in excess of net investment income of ($1,610) and ($788), respectively)	$82,540,372	$89,767,801
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT LONG-TERM INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	1,163,886	3,030,630
Class I shares	648,499	14,666
Reinvestment of distributions:
Class A shares	236,667	121,851
Class I shares	11,742	186
Shares redeemed:
Class A shares	(1,930,378)	(2,992,060)
Class I shares	(40,920)	(12)
Total capital share activity	89,496	175,261
See notes to financial statements.

16 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$18.22	$16.59	$17.21	$16.31	$18.89	$17.77
Income from investment operations:
Net investment income	0.27	0.49	0.47	0.54	0.54	0.48
Net realized and unrealized gain (loss)	(1.14)	1.63	(0.23)	1.25	(1.47)	1.77
Total from investment operations	(0.87)	2.12	0.24	1.79	(0.93)	2.25
Distributions from:
Net investment income	(0.27)	(0.49)	(0.48)	(0.55)	(0.55)	(0.5)
Net realized gain	(0.63)	—	(0.38)	(0.34)	(1.10)	(0.63)
Total distributions	(0.90)	(0.49)	(0.86)	(0.89)	(1.65)	(1.13)
Total increase (decrease) in net asset value	(1.77)	1.63	(0.62)	0.90	(2.58)	1.12
Net asset value, ending	$16.45	$18.22	$16.59	$17.21	$16.31	$18.89
Total return (b)	(4.66)%	13.00%	1.25%	11.36%	(5.42)%	13.28%
Ratios to average net assets: (c)
Net investment income	3.21%(d)	2.83%	2.74%	3.26%	3.03%	2.70%
Total expenses	1.12%(d)	1.15%	1.29%	1.27%	1.28%	1.28%
Net expenses	1.05%(d)	1.12%	1.25%	1.25%	1.25%	1.25%
Portfolio turnover	55%	244%	290%	289%	272%	406%
Net assets, ending (in thousands)	$72,080	$89,470	$78,792	$82,489	$112,979	$217,482

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(c) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d) Annualized.
See notes to financial statements.

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT LONG-TERM INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30, 2016 (a)	Period Ended September 30, 2015 (a)(b)
CLASS I SHARES
Net asset value, beginning	$18.22	$16.59	$18.35
Income from investment operations:
Net investment income	0.31	0.59	0.40
Net realized and unrealized gain (loss)	(1.13)	1.63	(1.79)
Total from investment operations	(0.82)	2.22	(1.39)
Distributions from:
Net investment income	(0.31)	(0.59)	(0.37)
Net realized gain	(0.63)	—	—
Total distributions	(0.94)	(0.59)	(0.37)
Total increase (decrease) in net asset value	(1.76)	1.63	(1.76)
Net asset value, ending	$16.46	$18.22	$16.59
Total return (c)	(4.37)%	13.65%	(7.60)%
Ratios to average net assets: (d)
Net investment income	3.92%(e)	3.36%	3.57%(e)
Total expenses	1.05%(e)	19.58%	167.76%(e)
Net expenses	0.55%(e)	0.55%	0.55%(e)
Portfolio turnover	55%	244%	290%
Net assets, ending (in thousands)	$10,461	$298	$25

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From January 30, 2015 inception.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A - SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Trust”) was organized as a Massachusetts business trust on March 15, 1982, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series, or mutual funds, and classes. The Trust operates five (5) separate series, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Long-Term Income Fund (the “Fund”).
The Fund’s investment objective is to seek to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. The Fund is diversified and invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers Class A and Class I shares. Class A shares are generally sold with a maximum front-end sales charge of 3.75%. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal obligations

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and collateralized mortgage-backed obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
For restricted securities and private placements (debt and equity) where observable inputs may be limited, assumptions about market activity and risk are used and such securities are categorized as either Level 2 or Level 3 in the hierarchy depending on the relative significance of valuation inputs.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

20 calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$7,015,563	$—	$7,015,563
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	2,428,772	—	2,428,772
Commercial Mortgage-Backed Securities	—	1,669,504	—	1,669,504
Corporate Bonds	—	63,485,715	—	63,485,715
Floating Rate Loans	—	—	128	128
Sovereign Government Bonds	—	304,350	—	304,350
Taxable Municipal Obligations	—	3,369,755	—	3,369,755
U.S. Treasury Obligations	—	1,876,982	—	1,876,982
Time Deposit	—	1,506,090	—	1,506,090
Short Term Investment of Cash Collateral For Securities Loaned	168,490	—	—	168,490

TOTAL	$168,490	$81,656,731	$128^	$81,825,349
Futures Contracts*	$64,116	$—	$—	$64,116

* The value listed reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
^ Level 3 securities represent less than 0.05% of net assets.
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Futures: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
During the six months ended March 31, 2017, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund. The Fund's futures contracts at period end are presented in the Schedule of Investments.
At March 31, 2017, the Fund had the following derivatives, categorized by risk exposure:

Risk	Statement of Assets and Liabilities Location	Assets	Statement of Assets and Liabilities Location	Liabilities
Interest Rate	Net unrealized appreciation (depreciation)	$64,116*	Net unrealized appreciation (depreciation)	$-*
* Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable for futures contracts variation margin.

calvert.com CALVERT LONG-TERM INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 21

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017 was as follows:

		Statement of Operations Location
Risk	Derivatives	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)
Interest Rate	Futures	($1,047,039)	$129,700

The volume of outstanding contracts has varied throughout the six months ended March 31, 2017 with an average notional cost of futures contracts as in the following table:

Derivative Description			Average Notional Cost of Contracts
Futures contracts long			$10,893,964
Futures contracts short			(229,494)
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
When-Issued Securities and Delayed Delivery Transactions: The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

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NOTE B - RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.40% of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the same annual rate as the Fund’s investment advisory agreement with CRM. For the six months ended March 31, 2017, the investment advisory fee amounted to $163,049, of which $78,933 was paid to CRM and $84,116 was paid to CIM.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 1.00% and 0.55% for Class A and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. Prior to December 31, 2016, CIM contractually agreed to limit net annual fund operating expenses to 1.25% and 0.55% for Class A and Class I, respectively, of such class’ average daily assets. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $35,004 and CIM waived or reimbursed expenses of $4,841.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid administrative fees of $23,680, of which $419 were waived and CIAS was paid administrative fees of $25,235, of which $90 were waived.
As of December 31, 2016, the Fund has in effect a new distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board of Trustees and shareholders of the Fund. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Prior to December 31, 2016, the Fund had in effect a distribution plan for Class A shares which permitted the Fund to pay certain expenses associated with the distribution and servicing of its Class A shares not to exceed 0.50% of the Fund’s average daily net assets with respect to such class. The fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $95,538 or 0.25% per annum of Class A’s average daily net assets, of which $44,094 was paid to EVD and $51,444 was paid to CID.
The Fund was informed that EVD and CID received $4,621 and $6,439, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $339 and $0, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $3,452 and shareholder servicing fees paid to CIS were $3,569. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Trustee of the Fund who was not an employee of CIM or its affiliates received a fee of $2,000 for each Board and Committee meeting attended plus an annual fee of $45,000. The Board and Committee chairs

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received an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C - INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $24,267,263 and $18,216,033, respectively. U.S. government and agency security purchases and sales were $20,185,750 and $26,556,606, respectively.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$1,424,085
Unrealized (depreciation)	(2,087,794)
Net unrealized appreciation (depreciation)	($663,709)

Federal income tax cost of investments	$82,489,058
NOTE D - SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The total value of securities on loan, including accrued interest, was $165,817 as of March 31, 2017.
The following table displays a breakdown of transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2017:

	Remaining Contractual Maturity of the Agreements as of March 31, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$168,490	$—	$—	$—	$168,490
Amount of recognized liabilities for securities lending transactions					$168,490

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The carrying amount of the liability for collateral for securities loaned at March 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note A) at March 31, 2017.
NOTE E - LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2017.
For the six months ended March 31, 2017, borrowing information by the Fund under the agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$57,734	1.98%	$823,998	February 2017
NOTE F - REGULATORY MATTERS
In October 19, 2011, CIM determined that it was necessary to change the price at which one of the Fund’s portfolio securities was then being fair valued. CIM and the Board subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 18, 2008 through October 18, 2011 (the "Relevant Period"). These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the Relevant Period. Accordingly, in December 2011, pursuant to an agreement with the Board, CIM contributed $381,095 to the Fund to compensate shareholders and the Fund for harm caused by the prior improper valuation of securities.
The Securities and Exchange Commission (“SEC”) subsequently found that, in distributing the $381,095 to Fund shareholders, CIM did not precisely calculate Fund and shareholder losses in accordance with the Calvert Funds’ NAV error correction procedures.  On October 18, 2016, in acceptance of CIM's settlement proposal, the SEC issued an administrative order requiring CIM to make further distributions to affected shareholders by October 13, 2017. The administrative order also censured CIM and required CIM to pay a $3.9 million penalty to the SEC.
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Long-Term Income Fund, a series of The Calvert Fund (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,428,972	51,774	192,277	890,615

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,414,262	70,951	187,807	890,618

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,393,851	73,558	205,611	890,618

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
2,403,784	58,017	206,716	889,346

Shareholders of The Calvert Fund voted on the following proposals:

1.	To elect Trustees of The Calvert Fund:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	113,107,783	3,852,798
Alice Gresham Bullock	113,216,268	3,744,313
Cari Dominguez	113,212,980	3,747,601
Miles D. Harper III	113,095,545	3,865,036
John G. Guffey, Jr.	113,097,035	3,863,546
Joy V. Jones	113,205,618	3,754,963
Anthony A. Williams	95,269,601	21,690,980
John H. Streur	113,110,958	3,849,623

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2.	Approval of Amendment to The Calvert Fund’s Declaration of Trust

Number of Shares*
For	Withheld	Abstain**	Uninstructed**
82,224,410	3,615,043	3,963,988	27,157,140

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Long-Term Income Fund
At a meeting held on October 14, 2016, the Board of Trustees of The Calvert Fund, (“TCF”), and by a separate vote, the Trustees who are not “interested persons” of TCF (the “Independent Trustees”), approved a new Investment Advisory Agreement between TCF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Long-Term Income Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Trustees, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Trustees reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Trustees met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Trustees participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Trustees regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Trustees took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Trustees considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Trustees also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Trustees took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Trustees also noted that for certain Calvert Funds, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Trustees concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Trustees also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, CRM had proposed a reduction in advisory fees. The Trustees further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds, such as the Fund. Based upon their review the Trustees concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.

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In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Trustees considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Trustees considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Trustees took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Trustees noted that the advisory fee schedule for certain Calvert Funds will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Trustees determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, such as the Fund, would not be appropriate at this time. The Trustees noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Trustees also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert Long-Term Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Long-Term Income Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock, Dominguez and Jones and Mr. Harper began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

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IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

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CALVERT LONG-TERM INCOME FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24182 3.31.17

Calvert Ultra-Short Income Fund

Semiannual Report March 31, 2017 E-Delivery Sign-Up — Details Inside

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Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

2	Performance and Fund Profile
4	Understanding Your Fund’s Expenses
5	Financial Statements
25	Special Meeting of Shareholders
27	Board Approval of Investment Advisory Agreement
29	Officers and Trustees
30	Important Notices

PERFORMANCE AND FUND PROFILE

Performance[1,2]
Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/2006	10/31/2006	0.69%	2.05%	1.05%	2.28%
Class A with 1.25% Maximum Sales Charge	—	—	-0.59	0.75	0.79	2.15
Class I at NAV	01/31/2014	10/31/2006	0.86	2.42	1.27	2.39
Class Y at NAV	05/28/2010	10/31/2006	0.84	2.44	1.29	2.44

Bloomberg Barclays 9-12 Months Short Treasury Index	—	—	0.23%	0.61%	0.36%	1.28%

Ticker Symbol				Class A	Class I	Class Y
				CULAX	CULIX	CULYX

% Total Annual Operating Expense Ratios[3]				Class A	Class I	Class Y
Gross				0.82%	0.52%	0.52%
Net				0.77	0.50	0.52

% Yield[4]				Class A	Class I	Class Y
SEC 30-day Yield - Subsidized				1.08%	1.42%	1.38%
SEC 30-day Yield - Unsubsidized				1.04	1.42	1.38

Fund Profile

PORTFOLIO COMPOSITION (% of total investments)

Asset-Backed Securities	15.8%
Collateralized Mortgage-Backed Obligations (Privately Originated)	5.1%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	56.7%
Municipal Obligations	3.3%
U.S. Treasury Obligations	5.8%
Commercial Paper	1.0%
Time Deposit	5.6%
Total	100.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to calvert.com.

2 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

Endnotes and Additional Disclosures

[1]
Bloomberg Barclays 9-12 Months Short Treasury Index measures the performance of U.S Treasury bills, notes, and bonds with a maturity between nine and twelve months. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]
Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I and Class Y is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]
Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

Fund profile subject to change due to active management.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 3

UNDERSTANDING YOUR FUND'S EXPENSES
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges (loads) on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in this mutual fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by the Fund's investors during the period. The actual and hypothetical information presented in the examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 to March 31, 2017).
Actual Expenses
The first line for each class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees, if applicable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	ANNUALIZED EXPENSE RATIO	BEGINNING ACCOUNT VALUE 10/1/16	ENDING ACCOUNT VALUE 3/31/17	EXPENSES PAID DURING PERIOD* 10/1/16 - 3/31/17
Class A
Actual	0.82%	$1,000.00	$1,006.90	$4.10
Hypothetical (5% return per year before expenses)	0.82%	$1,000.00	$1,020.84	$4.13
Class I
Actual	0.47%	$1,000.00	$1,008.60	$2.35
Hypothetical (5% return per year before expenses)	0.47%	$1,000.00	$1,022.59	$2.37
Class Y
Actual	0.52%	$1,000.00	$1,008.40	$2.60
Hypothetical (5% return per year before expenses)	0.52%	$1,000.00	$1,022.34	$2.62

* Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 16.7%
Automobile - 3.0%
Avis Budget Rental Car Funding LLC, Series 2012-2A, Class A, 2.802%, 5/20/18 (a)	7,030,000	7,039,007
CarFinance Capital Auto Trust:
Series 2014-2A, Class A, 1.44%, 11/16/20 (a)	1,698,024	1,696,667
Series 2015-1A, Class A, 1.75%, 6/15/21 (a)	4,105,661	4,107,044
Chesapeake Funding LLC, Series 2013-1A, Class A, 1.834%, 1/7/25 (a)(b)	2,680,000	2,674,088
CPS Auto Receivables Trust:
Series 2014-B, Class A, 1.11%, 11/15/18 (a)	587,433	587,241
Series 2014-C, Class A, 1.31%, 2/15/19 (a)	326,025	325,858
Series 2013-A, Class A, 1.31%, 6/15/20 (a)	71,026	70,866
Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.60%, 6/17/19 (a)	473,717	473,616
Flagship Credit Auto Trust:
Series 2014-2, Class A, 1.43%, 12/16/19 (a)	1,213,664	1,213,942
Series 2015-3, Class A, 2.38%, 10/15/20 (a)	1,226,243	1,228,718
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (a)	1,738,393	1,741,539
Skopos Auto Receivables Trust:
Series 2015-2A, Class A, 3.55%, 2/15/20 (a)	1,335,728	1,337,460
Series 2015-1A, Class A, 3.10%, 12/15/23 (a)	1,265,727	1,261,760
		23,757,806

Other - 10.9%
American Homes 4 Rent:
Series 2014-SFR1, Class A, 1.943%, 6/17/31 (a)(b)	7,048,382	7,050,574
Series 2014-SFR1, Class B, 2.293%, 6/17/31 (a)(b)	4,150,000	4,141,485
Series 2014-SFR1, Class D, 3.043%, 6/17/31 (a)(b)	3,000,000	3,003,228
AVANT Loans Funding Trust:
Series 2016-A, Class A, 4.11%, 5/15/19 (a)	407,539	407,828
Series 2016-B, Class A, 3.92%, 8/15/19 (a)	1,384,138	1,387,380
Series 2016-C, Class A, 2.96%, 9/16/19 (a)	5,366,176	5,374,700
Blue Elephant Loan Trust, Series 2015-1, Class A, 3.12%, 12/15/22 (a)	97,597	97,607
Citi Held For Asset Issuance:
Series 2015-PM2, Class A, 2.35%, 3/15/22 (a)	520,554	520,766
Series 2015-PM2, Class B, 4.00%, 3/15/22 (a)	6,937,000	6,984,827
Colony American Homes, Series 2014-1A, Class B, 2.293%, 5/17/31 (a)(b)	3,750,000	3,742,160
Conn Funding II LP:
Series 2016-A, Class A, 4.68%, 4/16/18 (a)	510,297	510,849
Series 2016-B, Class A, 3.73%, 10/15/18 (a)	8,477,542	8,501,092
Series 2015-A, Class B, 8.50%, 9/15/20 (a)	2,417,811	2,423,749
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82%, 3/15/21 (a)	126,656	126,656
GCAT LLC, Series 2015-1, Class A1, 3.625%, 5/26/20 (a)(b)	1,879,425	1,879,614
GLC Trust, Series 2014-A, Class A, 3.00%, 7/15/21 (a)	373,256	372,246

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 5

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - CONT’D
Invitation Homes Trust:
Series 2014-SFR1, Class B, 2.443%, 6/17/31 (a)(b)	2,558,870	2,559,556
Series 2014-SFR2, Class A, 2.013%, 9/17/31 (a)(b)	3,362,685	3,365,847
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A, 1.558%, 7/20/18 (a)	1,031,250	1,030,250
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	3,612,671	3,613,373
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)	1,310,000	1,312,386
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	10,900,058	10,917,635
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	12,070,000	12,094,427
PennyMac LLC, Series 2015-NPL1, Class A1, 4.00%, 3/25/55 (a)(b)	767,470	771,359
Sierra Timeshare Receivables Funding LLC:
Series 2012-3A, Class B, 2.66%, 8/20/29 (a)	1,143,595	1,145,343
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	782,191	782,284
Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	694,215	693,548
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	405,381	405,176
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	581,478	582,558
VOLT XIX LLC, Series 2014-NP11, Class A1, 3.875%, 4/25/55 (a)(b)	304,947	305,436
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 3.375%, 8/27/57 (a)(b)	729,908	729,076
		86,833,015

Student Loan - 2.8%
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3, 1.331%, 6/15/23 (b)	2,740,943	2,714,174
SLM Private Education Loan Trust, Series 2014-A, Class A2B, 2.062%, 1/15/26 (a)(b)	2,000,000	2,020,636
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 2.356%, 6/25/25 (a)(b)	3,035,965	3,091,569
Series 2016-B, Class A2A, 1.68%, 3/25/31 (a)	3,040,963	3,040,031
Series 2016-C, Class A2A, 1.48%, 5/26/31 (a)	881,914	879,189
Series 2014-B, Class A1, 2.028%, 8/25/32 (a)(b)	1,525,803	1,547,097
Series 2015-A, Class A1, 1.971%, 3/25/33 (a)(b)	1,714,987	1,737,406
Series 2016-B, Class A1, 2.182%, 6/25/33 (a)(b)	790,110	802,080
Series 2016-E, Class A2A, 1.63%, 1/25/36 (a)	6,266,589	6,254,119
		22,086,301

Total Asset-Backed Securities (Cost $132,460,810)		132,677,122

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 5.3%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 2.732%, 10/27/27 (a)(b)	4,710,245	4,709,642
Fannie Mae Connecticut Avenue Securities:
Series 2014-C02, Class 1M1, 1.932%, 5/25/24 (b)	3,685,897	3,700,181
Series 2016-C03, Class 1M1, 2.982%, 10/25/28 (b)	6,501,378	6,606,743
Series 2016-C03, Class 2M1, 3.182%, 10/25/28 (b)	3,870,865	3,918,489
Series 2016-C07, Class 2M1, 2.282%, 4/25/29 (b)	7,790,770	7,830,397
Series 2017-C01, Class 1M1, 2.282%, 7/25/29 (b)	7,075,833	7,109,998
Series 2017-C02, Class 2M1, 2.127%, 9/25/29 (b)	2,400,000	2,404,238
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M1, 2.182%, 7/25/29 (b)	2,972,694	2,984,005
Series 2017-HQA1, Class M1, 2.182%, 8/25/29 (b)	2,980,726	2,991,292

6 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - CONT’D
JP Morgan Madison Avenue Securities Trust, Series 2014-CH1, Class M1, 3.232%, 11/25/24 (a)(b)	157,456	156,401

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $42,173,047)		42,411,386

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.412%, 9/15/26 (a)(b)	2,000,000	2,002,159
BBCMS Trust, Series 2015-RRI, Class B, 2.512%, 5/15/32 (a)(b)	3,500,000	3,503,716
BLCP Hotel Trust, Series 2014-CLRN Class B, 2.262%, 8/15/29 (a)(b)	7,500,000	7,465,048
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.312%, 12/15/27 (a)(b)	4,567,139	4,575,731
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	2,817,686	2,804,127
COMM Mortgage Trust:
Series 2013-THL, Class A2, 1.897%, 6/8/30 (a)(b)	2,000,000	2,001,259
Series 2013-THL, Class B, 2.447%, 6/8/30 (a)(b)	5,000,000	4,981,658
Credit Suisse Mortgage Capital Trust:
Series 2015-TOWN, Class A, 2.162%, 3/15/28 (a)(b)	7,000,000	6,991,222
Series 2014-TIKI, Class B, 2.262%, 9/15/38 (a)(b)	3,900,000	3,869,109
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-BXH, Class A, 1.812%, 4/15/27 (a)(b)	5,819,129	5,826,177
Series 2014-INN, Class C, 2.612%, 6/15/29 (a)(b)	5,700,000	5,700,005
TRU Trust, Series 2016-TOYS, Class A, 3.162%, 11/15/30 (a)(b)	3,222,757	3,231,585
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class B, 2.262%, 2/15/27 (a)(b)	3,000,000	3,009,678

Total Commercial Mortgage-Backed Securities (Cost $56,003,137)		55,961,474

CORPORATE BONDS - 59.8%
Communications - 9.5%
AT&T, Inc.:
1.40%, 12/1/17	4,996,000	4,991,933
1.79%, 3/11/19 (b)	10,221,000	10,279,945
2.082%, 6/30/20 (b)	2,000,000	2,023,370
BellSouth LLC, 4.40%, 4/26/21 (a)	6,000,000	6,012,480
Cisco Systems, Inc., 1.652%, 2/21/18 (b)	3,000,000	3,016,371
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40 (a)	3,000,000	3,101,250
eBay, Inc.:
1.35%, 7/15/17	2,268,000	2,266,991
2.50%, 3/9/18	5,000,000	5,038,010
NBCUniversal Enterprise, Inc., 1.707%, 4/15/18 (a)(b)	2,000,000	2,012,212
Qwest Corp., 6.50%, 6/1/17	5,000,000	5,025,040
Sprint Communications, Inc., 8.375%, 8/15/17	8,458,000	8,644,076
Time Warner Cable LLC, 5.85%, 5/1/17	3,703,000	3,714,372
Verizon Communications, Inc.:
1.506%, 6/9/17 (b)	9,420,000	9,424,079
2.871%, 9/14/18 (b)	6,000,000	6,127,020
1.918%, 6/17/19 (b)	3,675,000	3,701,239
		75,378,388

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 7

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Consumer, Cyclical - 6.2%
Daimler Finance North America LLC, 1.875%, 1/11/18 (a)	4,980,000	4,984,592
Ford Motor Credit Co. LLC:
2.589%, 1/8/19 (b)	11,000,000	11,199,364
1.95%, 3/12/19 (b)	8,495,000	8,530,458
1.964%, 11/4/19 (b)	12,000,000	12,062,448
Hyundai Capital America, 2.125%, 10/2/17 (a)	10,000,000	10,015,440
Newell Brands, Inc., 2.05%, 12/1/17	2,710,000	2,718,669
		49,510,971

Consumer, Non-cyclical - 5.5%
Amgen, Inc., 2.125%, 5/15/17	7,000,000	7,007,798
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 3.805%, 12/1/17 (b)	2,700,000	2,703,510
Conagra Foods, Inc., 1.90%, 1/25/18	1,772,000	1,771,358
ERAC USA Finance LLC, 6.375%, 10/15/17 (a)	980,000	1,003,226
Express Scripts Holding Co., 1.25%, 6/2/17	6,665,000	6,662,401
Kraft Heinz Foods Co.:
2.25%, 6/5/17	2,000,000	2,003,328
1.60%, 6/30/17	9,104,000	9,106,768
Mondelez International Holdings Netherlands BV, 1.649%, 10/28/19 (a)(b)	2,000,000	2,008,268
Moody's Corp., 1.414%, 9/4/18 (b)	4,000,000	4,006,932
Western Union Co. (The), 2.875%, 12/10/17	7,680,000	7,737,838
		44,011,427

Energy - 0.7%
Enterprise Products Operating LLC, 6.30%, 9/15/17	5,500,000	5,613,042

Financial - 30.1%
Air Lease Corp., 5.625%, 4/1/17	11,670,000	11,670,000
Aircastle Ltd., 6.75%, 4/15/17	1,221,000	1,222,465
Ally Financial, Inc., 6.25%, 12/1/17	3,350,000	3,437,971
Bank of America Corp.:
2.00%, 1/11/18	22,500,000	22,557,510
2.018%, 4/1/19 (b)	3,500,000	3,530,615
2.221%, 10/21/22 (b)	4,000,000	4,063,264
Bank of Montreal, 1.649%, 7/31/18 (b)	6,000,000	6,021,036
Capital One NA:
1.50%, 9/5/17	3,085,000	3,083,451
1.65%, 2/5/18	8,000,000	7,998,656
1.885%, 9/13/19 (b)	15,000,000	15,096,495
CIT Group, Inc., 5.00%, 5/15/18 (a)	5,000,000	5,033,750
Citibank NA, 1.492%, 3/20/19 (b)	18,000,000	18,003,420
Citigroup, Inc.:
1.919%, 7/30/18 (b)	2,000,000	2,014,184
2.342%, 10/26/20 (b)	5,000,000	5,103,855
Citizens Bank NA, 1.604%, 3/2/20 (b)	3,750,000	3,758,269
Citizens Financial Group, Inc., 5.158% to 6/29/18, floating rate thereafter to 6/29/23 (b)	1,540,000	1,581,789

8 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - CONT’D
Commonwealth Bank of Australia:
1.65%, 9/6/19 (a)(b)	1,750,000	1,746,425
1.559%, 3/10/20 (a)(b)	10,000,000	10,006,390
Compass Bank, 1.85%, 9/29/17	11,505,000	11,501,779
Danske Bank AS, 1.574%, 3/2/20 (a)(b)	7,000,000	7,008,435
Discover Financial Services, 6.45%, 6/12/17	1,245,000	1,255,518
iStar, Inc., 4.00%, 11/1/17	7,175,000	7,192,937
MetLife, Inc., 1.756%, 12/15/17	7,333,000	7,333,345
Morgan Stanley:
1.875%, 1/5/18	2,370,000	2,374,166
1.781%, 7/23/19 (b)	11,850,000	11,915,495
1.842%, 2/14/20 (b)	15,000,000	15,032,625
Pricoa Global Funding I, 1.35%, 8/18/17 (a)	2,660,000	2,656,140
Prudential Financial, Inc., 1.819%, 8/15/18 (b)	1,000,000	1,006,115
Royal Bank of Canada, 1.519%, 7/29/19 (b)	2,000,000	2,006,082
Synchrony Financial:
1.875%, 8/15/17	9,150,000	9,153,404
2.438%, 11/9/17 (b)	11,500,000	11,564,204
Ventas Realty LP, 1.25%, 4/17/17	4,180,000	4,179,975
Wells Fargo & Co., 2.44%, 3/4/21 (b)	15,000,000	15,381,705
Westpac Banking Corp., 1.53%, 3/6/20 (b)	4,000,000	4,000,056
		239,491,526

Industrial - 3.8%
Cemex SAB de CV, 5.773%, 10/15/18 (a)(b)	6,000,000	6,244,200
Corning, Inc., 1.45%, 11/15/17	3,400,000	3,397,045
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.75%, 5/11/17 (a)	12,409,000	12,437,218
Pentair Finance SA, 1.875%, 9/15/17	2,434,000	2,435,188
SBA Tower Trust, 2.933%, 12/9/42 (a)	2,306,000	2,307,137
Tutor Perini Corp., 7.625%, 11/1/18	3,000,000	3,003,750
		29,824,538

Technology - 4.0%
Apple, Inc., 2.183%, 2/23/21 (b)	5,000,000	5,160,175
Hewlett Packard Enterprise Co.:
2.45%, 10/5/17	16,119,000	16,166,035
2.89%, 10/5/17 (b)	1,000,000	1,006,354
3.08%, 10/5/18 (b)	1,000,000	1,020,421
Oracle Corp., 1.602%, 1/15/19 (b)	8,000,000	8,069,232
		31,422,217

Total Corporate Bonds (Cost $473,424,660)		475,252,109

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 9

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 3.5%
Delaware - 0.3%
Sussex County Revenue Bonds:
(LOC: Wilmington Trust Co.), (Baywood LLC), 1.09%, 11/1/27 (c)(d)	1,900,000	1,900,000
(LOC: Wilmington Trust Co.), (Baywood LLC), 1.24%, 11/1/27 (c)(e)	600,000	600,000
		2,500,000

District of Columbia - 0.3%
District of Columbia Revenue Bonds, (LOC: PNC Bank N.A.), (PEW Charitable Trusts), 0.93%, 4/1/38 (c)	2,635,000	2,635,000

Illinois - 0.1%
Illinois Finance Authority Revenue Bonds, (LOC: Fifth Third Bank), (Reliable Materials Lyons LLC), 1.09%, 6/1/26 (c)(d)	500,000	500,000

Maine - 0.9%
City of Old Town Maine Solid Waste Disposal Revenue Bonds, (Georgia-Pacific LLC), 1.00%, 12/1/24 (c)(d)	7,000,000	7,000,000

Mississippi - 0.8%
Prentiss County Mississippi Industrial Development Revenue Bonds, (LOC: Nordea Bank of Finland), (Heidelberg Eastern, Inc.), 0.90%, 10/1/17 (c)(d)	6,750,000	6,750,000

New York - 1.1%
Albany New York IDA Civic Facilities Revenue Bonds, (LOC: Bank of America N.A.), (Albany Medical Center Hospital), 1.30%, 5/1/27 (c)(e)	360,000	360,000
CIDC-Hudson House LLC Revenue Bonds, (LOC: Hudson River Bank and Trust Co., Federal Home Loan Bank), 1.35%, 12/1/34 (c)(e)	1,550,000	1,550,000
MMC Corp. Revenue Bonds, (LOC: JP Morgan Chase Bank N.A.), 1.35%, 11/1/35 (c)(e)	6,635,000	6,635,000
		8,545,000

Total Municipal Obligations (Cost $27,930,000)		27,930,000

U.S. TREASURY OBLIGATIONS - 6.1%
United States Treasury Notes:
2.75%, 12/31/17	14,000,000	14,177,184
0.875%, 1/31/18	10,000,000	9,985,930
0.922%, 1/31/19 (b)	24,000,000	24,017,640

Total U.S. Treasury Obligations (Cost $48,207,515)		48,180,754

COMMERCIAL PAPER - 1.0%
Ford Motor Credit Co. LLC, 1.27%, 6/1/17 (a)	5,000,000	4,988,918
Vodafone Group plc, 1.60%, 9/12/17 (a)	3,250,000	3,227,254

Total Commercial Paper (Cost $8,215,552)		8,216,172

10 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 6.0%
State Street Bank and Trust Eurodollar Time Deposit, 0.09%, 4/3/17	47,334,444	47,334,444

Total Time Deposit (Cost $47,334,444)		47,334,444

TOTAL INVESTMENTS (Cost $835,749,165) - 105.4%		837,963,461
Other assets and liabilities, net - (5.4%)		(43,078,132)
NET ASSETS - 100.0%		794,885,329

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $275,583,800, which represents 34.7% of the net assets of the Fund as of March 31, 2017.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2017.
(c) Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2017.

(d) Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax (AMT).
(e) Taxable municipal obligation.

Abbreviations:
IDA:	Industrial Development Authority
LOC:	Letter of Credit
See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 11

CALVERT ULTRA-SHORT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $835,749,165) - see accompanying schedule	$837,963,461
Receivable for securities sold	4,266,246
Receivable for Fund shares sold	2,216,833
Interest receivable	3,522,518
Securities lending income receivable	3,872
Trustees' deferred compensation plan	681,078
Receivable from affiliate	16,124
Total assets	848,670,132

LIABILITIES
Payable for securities purchased	51,758,564
Payable for Fund shares redeemed	859,122
Payable to affiliates:
Investment advisory fee	171,872
Administrative fees	77,876
Distribution Plan expenses	83,170
Sub-transfer agent fee	7,186
Trustees' fees and expenses	2,453
Trustees' deferred compensation plan	681,078
Accrued expenses and other liabilities	143,482
Total liabilities	53,784,803
NET ASSETS	$794,885,329

NET ASSETS CONSIST OF:
Paid-in capital applicable to shares of beneficial interest,
unlimited number of no par value shares authorized	$793,737,621
Accumulated undistributed net investment income	91,335
Accumulated net realized gain (loss)	(1,157,923)
Net unrealized appreciation (depreciation)	2,214,296
NET ASSETS	$794,885,329

NET ASSET VALUE PER SHARE
Class A (based on net assets of $395,972,501 and 25,363,181 shares outstanding)	$15.61
Class I (based on net assets of $88,700,648 and 5,678,473 shares outstanding)	$15.62
Class Y (based on net assets of $310,212,180 and 19,809,786 shares outstanding)	$15.66

OFFERING PRICE PER SHARE*
Class A (100/98.75 of net asset value per share)	$15.81
* On sales of $50,000 or more, the offering price of Class A shares is reduced.
See notes to financial statements.

12 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)

NET INVESTMENT INCOME
Investment Income:
Interest income (net of foreign tax withheld of $3,085)	$6,860,586
Securities lending income	22,762
Other income	1,233
Total investment income	6,884,581

Expenses:
Investment advisory fee	974,803
Administrative fees	419,495
Transfer agency fees and expenses:
Class A	229,524
Class I	2,085
Class Y	54,891
Distribution Plan expenses:
Class A	495,505
Trustees' fees and expenses	42,839
Accounting fees	83,147
Custodian fees	28,519
Professional fees	25,529
Registration fees:
Class A	19,256
Class I	8,552
Class Y	11,297
Reports to shareholders	30,583
Miscellaneous	11,386
Total expenses	2,437,411
Reimbursement from Adviser:
Class A	(40,905)
Administrative fees waived	(6,004)
Net expenses	2,390,502
NET INVESTMENT INCOME (LOSS)	4,494,079

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	218,626

Net change in unrealized appreciation (depreciation)	564,449

NET REALIZED AND UNREALIZED GAIN (LOSS)	783,075

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,277,154
See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 13

CALVERT ULTRA-SHORT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Operations:
Net investment income (loss)	$4,494,079	$7,632,542
Net realized gain (loss)	218,626	125,877
Net change in unrealized appreciation (depreciation)	564,449	4,125,055

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,277,154	11,883,474

Distributions to shareholders from:
Net investment income:
Class A shares	(2,209,710)	(4,560,744)
Class I shares	(447,097)	(485,529)
Class Y shares	(1,784,893)	(2,606,780)
Total distributions	(4,441,700)	(7,653,053)

Capital share transactions:
Shares sold:
Class A shares	112,697,066	99,722,797
Class I shares	64,425,313	55,138,498
Class Y shares	162,042,741	96,246,346
Reinvestment of distributions:
Class A shares	1,963,046	4,027,407
Class I shares	417,823	423,878
Class Y shares	1,105,624	1,732,232
Shares redeemed:
Class A shares	(127,966,942)	(205,616,114)
Class I shares	(14,836,737)	(25,682,855)
Class Y shares	(53,516,099)	(115,109,875)
Total capital share transactions	146,331,835	(89,117,686)

TOTAL INCREASE (DECREASE) IN NET ASSETS	147,167,289	(84,887,265)

NET ASSETS
Beginning of period	647,718,040	732,605,305
End of period (including accumulated undistributed net investment income of $91,335 and $38,956, respectively)	$794,885,329	$647,718,040
See notes to financial statements.

14 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS - CONT’D

CAPITAL SHARE ACTIVITY	SIX MONTHS ENDED MARCH 31, 2017 (Unaudited)	YEAR ENDED SEPTEMBER 30, 2016
Shares sold:
Class A shares	7,219,667	6,430,636
Class I shares	4,127,007	3,557,468
Class Y shares	10,348,161	6,180,059
Reinvestment of distributions:
Class A shares	125,825	259,593
Class I shares	26,764	27,302
Class Y shares	70,648	111,355
Shares redeemed:
Class A shares	(8,199,843)	(13,262,774)
Class I shares	(950,265)	(1,657,463)
Class Y shares	(3,417,809)	(7,398,111)
Total capital share activity	9,350,155	(5,751,935)
See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 15

CALVERT ULTRA-SHORT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS A SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.59	$15.49	$15.59	$15.55	$15.54	$15.41
Income from investment operations:
Net investment income	0.09	0.16(b)	0.10	0.10	0.10	0.15
Net realized and unrealized gain (loss)	0.02	0.10	(0.09)	0.04	0.05	0.22
Total from investment operations	0.11	0.26	0.01	0.14	0.15	0.37
Distributions from:
Net investment income	(0.09)	(0.16)	(0.11)	(0.10)	(0.14)	(0.24)
Total distributions	(0.09)	(0.16)	(0.11)	(0.10)	(0.14)	(0.24)
Total increase (decrease) in net asset value	0.02	0.10	(0.10)	0.04	0.01	0.13
Net asset value, ending	$15.61	$15.59	$15.49	$15.59	$15.55	$15.54
Total return (c)	0.69%	1.68%	0.03%	0.92%	0.96%	2.45%
Ratios to average net assets: (d)
Net investment income	1.15%(e)	1.01%(b)	0.65%	0.62%	0.67%	1.03%
Total expenses	0.84%(e)	0.91%	1.00%	1.04%	1.02%	1.05%
Net expenses	0.82%(e)	0.88%	0.89%	0.79%	0.89%	0.89%
Portfolio turnover	32%	64%	66%	154%	223%	210%
Net assets, ending (in thousands)	$395,973	$408,788	$507,913	$624,968	$535,029	$329,197

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

16 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

CALVERT ULTRA-SHORT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS I SHARES		2016 (a)	2015 (a)	2014 (a)(b)
Net asset value, beginning	$15.60	$15.50	$15.60	$15.58
Income from investment operations:
Net investment income	0.12	0.22(c)	0.17	0.09
Net realized and unrealized gain (loss)	0.01	0.10	(0.11)	0.02
Total from investment operations	0.13	0.32	0.06	0.11
Distributions from:
Net investment income	(0.11)	(0.22)	(0.16)	(0.09)
Total distributions	(0.11)	(0.22)	(0.16)	(0.09)
Total increase (decrease) in net asset value	0.02	0.10	(0.10)	0.02
Net asset value, ending	$15.62	$15.60	$15.50	$15.60
Total return (d)	0.86%	2.09%	0.36%	0.73%
Ratios to average net assets: (e)
Net investment income	1.50%(f)	1.43%(c)	1.09%	0.90%(f)
Total expenses	0.49%(f)	0.55%	1.11%	1,629.57%(f)
Net expenses	0.47%(f)	0.50%	0.50%	0.50%(f)
Portfolio turnover	32%	64%	66%	154%
Net assets, ending (in thousands)	$88,701	$38,609	$8,491	$2

(a) Net investment income per share is calculated using the Average Shares Method.
(b) From January 31, 2014 inception.
(c) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.004 per share and 0.02% of average net assets.
(d) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(e) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f) Annualized.
See notes to financial statements.

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 17

CALVERT ULTRA-SHORT INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2017 (a) (Unaudited)	Year Ended September 30,
CLASS Y SHARES		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$15.64	$15.54	$15.64	$15.60	$15.58	$15.46
Income from investment operations:
Net investment income	0.11	0.20(b)	0.13	0.12	0.14	0.20
Net realized and unrealized gain (loss)	0.02	0.11	(0.09)	0.04	0.05	0.20
Total from investment operations	0.13	0.31	0.04	0.16	0.19	0.40
Distributions from:
Net investment income	(0.11)	(0.21)	(0.14)	(0.12)	(0.17)	(0.28)
Total distributions	(0.11)	(0.21)	(0.14)	(0.12)	(0.17)	(0.28)
Total increase (decrease) in net asset value	0.02	0.10	(0.10)	0.04	0.02	0.12
Net asset value, ending	$15.66	$15.64	$15.54	$15.64	$15.60	$15.58
Total return (c)	0.84%	1.98%	0.24%	1.04%	1.26%	2.61%
Ratios to average net assets: (d)
Net investment income	1.46%(e)	1.31%(b)	0.85%	0.75%	0.88%	1.26%
Total expenses	0.52%(e)	0.61%	0.69%	0.67%	0.66%	0.67%
Net expenses	0.52%(e)	0.59%	0.69%	0.67%	0.66%	0.67%
Portfolio turnover	32%	64%	66%	154%	223%	210%
Net assets, ending (in thousands)	$310,212	$200,321	$216,201	$220,243	$154,605	$81,789

(a) Net investment income per share is calculated using the Average Shares Method.
(b) Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.02% of average net assets.
(c) Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.
(d) Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e) Annualized.
See notes to financial statements.

18 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS
NOTE A - SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Trust”) was organized as a Massachusetts business trust on March 15, 1982, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has authorized an unlimited number of shares of beneficial interest, without par value. Such shares may be issued in a number of different series, or mutual funds, and classes. The Trust operates five (5) separate series, each with its own investment objective(s) and strategies, that are accounted for separately. This report contains the financial statements and financial highlights of Calvert Ultra-Short Income Fund (the “Fund”).
The Fund’s investment objective is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund is diversified and invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers Class A, Class I and Class Y shares. Class A shares are generally sold with a maximum front-end sales charge of 1.25%. A contingent deferred sales charge of 0.15% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within one year of purchase. Class I shares require a minimum account balance of $1 million. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s principal underwriter to offer Class Y shares to their clients, and retirement plans, foundations, endowments and other consultant-driven business. Class Y shares have no front-end or contingent deferred sales charge and have lower levels of expenses than Class A shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses; (b) exchange privileges; and (c) class specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of securities and financial instruments of the Fund to the Fund's investment adviser (the “Adviser”) and has provided these Procedures to govern the Adviser in its valuation duties.
The Adviser has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:

calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED) 19

Debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and collateralized mortgage-backed obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost-based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
The following table summarizes the market value of the Fund's holdings as of March 31, 2017, based on the inputs used to value them:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$132,677,122	$—	$132,677,122
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	42,411,386	—	42,411,386
Commercial Mortgage-Backed Securities	—	55,961,474	—	55,961,474
Corporate Bonds	—	475,252,109	—	475,252,109
Municipal Obligations	—	27,930,000	—	27,930,000
U.S. Treasury Obligations	—	48,180,754	—	48,180,754
Commercial Paper	—	8,216,172	—	8,216,172
Time Deposit	—	47,334,444	—	47,334,444
TOTAL	$—	$837,963,461	$—	$837,963,461
There were no transfers between Level 1 and Level 2 during the six months ended March 31, 2017.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status

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and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees, and prepayment fees.
Share Class Accounting: Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses common to the classes are also allocated to each class in proportion to their relative net assets. Expenses arising in connection with a specific class are charged directly to that class.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.
Interim Financial Statements: The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
NOTE B - RELATED PARTY TRANSACTIONS
Effective December 31, 2016, Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), became the investment adviser to the Fund following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (CIM) and certain of its affiliates, pursuant to which CRM acquired substantially all of the business assets of CIM after satisfying various closing conditions, including shareholder approval of a new investment advisory agreement between the Fund and CRM (the “Transaction”).
For its services pursuant to the new investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.26% on the first $1 billion and 0.25% on the excess of $1 billion of the Fund’s average daily net assets. Prior to December 31, 2016, CIM, a direct subsidiary of Calvert Investments, Inc. and an indirect subsidiary of Ameritas Holding Company, provided investment advisory services to the Fund. For its services, CIM received a fee at the annual rate of 0.30% on the first $1 billion and 0.29% on the excess of $1 billion of the Fund’s average daily net assets. For the six months ended March 31, 2017, the investment advisory fee amounted to $974,803, or 0.28% (annualized) of the Fund’s average daily net assets, of which $480,952 was paid to CRM and $493,851 was paid to CIM.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses) exceed 0.77%, 0.50% and 0.84% for Class A, Class I and Class Y, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2018. Prior to December 31, 2016, CIM contractually agreed to limit net annual fund operating expenses to 0.89%, 0.50% and 0.84% for Class A, Class I and Class Y, respectively, of such class’ average daily assets. For the six months ended March 31, 2017, CRM waived or reimbursed expenses of $38,903 and CIM waived or reimbursed expenses of $2,002.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018 for Class I. Prior to December 31, 2016, Calvert Investment Administrative Services, Inc. (CIAS), an affiliate of CIM, provided administrative services to the Fund at an annual rate of 0.12% of the Fund's average daily net assets, payable monthly. In addition, CIAS contractually waived administrative fees of 0.02% for the period October 1, 2016 through December 30, 2016 for Class I. For the six months ended March 31, 2017, CRM was paid

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administrative fees of $221,802, of which $3,887 were waived and CIAS was paid administrative fees of $197,693, of which $2,117 were waived.
As of December 31, 2016, the Fund has in effect a new distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act, which was approved by the Board of Trustees and shareholders of the Fund. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided. Prior to December 31, 2016, the Fund had in effect a distribution plan for Class A shares which permitted the Fund to pay certain expenses associated with the distribution and servicing of its Class A shares not to exceed 0.50% of the Fund’s average daily net assets with respect to such class. The fees were paid to Calvert Investment Distributors, Inc. (CID), an affiliate of CIM and the Fund’s former distributor and principal underwriter. Distribution and service fees paid or accrued for the six months ended March 31, 2017 amounted to $495,505 or 0.25% per annum of Class A’s average daily net assets, of which $241,512 was paid to EVD and $253,993 was paid to CID.
The Fund was informed that EVD and CID received $2,448 and $2,710, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2017. The Fund was also informed that EVD and CID received $3,397 and $1,524, respectively, of contingent deferred sales charges paid by Fund shareholders for the same period.
Effective December 31, 2016, EVM provides sub-transfer agency services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services, EVM receives an annual fee of $8 per shareholder account. Prior to December 31, 2016, Calvert Investment Services, Inc. (CIS), an affiliate of CIM, acted as the shareholder servicing agent for the Fund and received a fee at the same rate as is paid to EVM. For the six months ended March 31, 2017, sub-transfer agency fees paid to EVM were $19,153 and shareholder servicing fees paid to CIS were $19,404. Such fees are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $52,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $10,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Prior to December 31, 2016, each Trustee of the Fund who was not an employee of CIM or its affiliates received a fee of $2,000 for each Board and Committee meeting attended plus an annual fee of $45,000. The Board and Committee chairs received an additional $5,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the “Plan”). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustee. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM and, prior to December 31, 2016, of CIM or their affiliates are/were paid by CRM and CIM, respectively. In addition, in connection with the Transaction, an advisory council was established to aid the Board and the Calvert funds’ Adviser in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of the Adviser’s Chief Executive Officer and four additional members. Each member (other than the Adviser’s Chief Executive Officer) receives annual compensation of $75,000, which will be reimbursed by CIM and Ameritas Holding Company for a period of up to three years.
NOTE C - INVESTMENT ACTIVITY AND TAX INFORMATION
During the six months ended March 31, 2017, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $207,372,827 and $164,857,954, respectively. U.S. government and agency security purchases and sales were $61,829,792 and $3,251,374, respectively.
The Fund may purchase securities, typically short-term variable rate demand notes, from or sell securities to other funds managed by the Adviser. These interfund transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the 1940 Act. For the six months ended March 31, 2017, such purchase transactions were $7,900,000 and sales transactions were $7,400,000.
At September 30, 2016, the Fund, for federal income tax purposes, had the following capital loss carryforwards which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

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Capital Loss Carryforwards
EXPIRATION DATE
2017	($4,366)
2018	($348)
NO EXPIRATION DATE
Short-term	($1,219,995)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward to offset future capital gains for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration. The Fund's use of net capital losses acquired from reorganizations may be limited under certain tax provisions.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

Unrealized appreciation	$2,566,839
Unrealized (depreciation)	(352,543)
Net unrealized appreciation (depreciation)	$2,214,296

Federal income tax cost of investments	$835,749,165
NOTE D - SECURITIES LENDING
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement (“Lending Agreement”) with State Street Bank, the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered to be illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). Cash collateral is generally invested in State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund”) that is managed by an affiliate of the custodian. The U.S. Government Fund is a registered money market fund that invests in a variety of high-quality, U.S. dollar denominated instruments. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan as of March 31, 2017.
NOTE E - LINE OF CREDIT
A financing agreement is in place with the Calvert Funds and State Street Bank and Trust Company (SSB). Under the agreement, which expires on August 8, 2017, SSB provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Calvert Funds for temporary or emergency purposes only. Borrowings bear interest at the higher of the One-Month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of 0.25% per annum is incurred on the unused portion of the committed facility. An administrative fee of $30,000 was paid in connection with the uncommitted facility. These fees are allocated to all participating funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings under the agreement during the six months ended March 31, 2017.

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NOTE F - REGULATORY MATTERS
On October 19, 2011, CIM determined that it was necessary to change the price at which one of the Fund’s portfolio securities was then being fair valued. CIM and the Board subsequently determined it was appropriate to change the fair value prices at which that security and certain related securities had been carried from March 18, 2008 through October 18, 2011 (the “Relevant Period”). These fair value revisions had the effect of changing the net asset value per share at which shareholder subscriptions and redemptions were executed during the Relevant Period. Accordingly, in December 2011, pursuant to an agreement with the Board, CIM contributed $39,913 to the Fund to compensate shareholders and the Fund for harm caused by the prior improper valuation of securities.
The Securities and Exchange Commission (“SEC”) subsequently found that, in distributing the $39,913 to Fund shareholders, CIM did not precisely calculate Fund and shareholder losses in accordance with the Calvert Funds’ NAV error correction procedures. On October 18, 2016, in acceptance of CIM’s settlement proposal, the SEC issued an administrative order requiring CIM to make further distributions to affected shareholders by October 13, 2017. The administrative order also censured CIM and required CIM to pay a $3.9 million penalty to the SEC.
On October 18, 2016, CIM announced that it had determined that certain fees paid to third-party financial intermediaries were incorrectly allocated for payment by, and paid by, the Calvert Funds. Specifically, for periods prior to January 1, 2015, the Calvert Funds paid fees under certain intermediary agreements that were primarily for distribution-related services or were in excess of the sub-transfer agency expense cap in place during the period and therefore should have been paid by CIM out of CIM’s own assets or by the Calvert Funds under a Rule 12b-1 plan. The matter was self-reported to the SEC in 2016.
On May 2, 2017, in acceptance of a settlement proposal by CIM and CID, the SEC issued an administrative order requiring CIM and CID to pay $21,614,534 to affected shareholders of the Calvert Funds, including the Fund. The administrative order also censured CIM and CID and required them to pay a $1 million penalty to the SEC. CIM is in the process of determining the economic impact of misallocated fees on the affected Calvert Funds, including the Fund, and their shareholders, and developing a plan to reimburse eligible shareholders following that determination.

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SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

The Special Meeting of Shareholders of Calvert Ultra-Short Income Fund, a series of The Calvert Fund (the “Fund”) was held on December 16, 2016 and adjourned to December 23, 2016.

Shareholders of the Fund voted on the following proposals:

1.	Approval of a new investment advisory agreement with Calvert Research and Management.

Number of Shares*
For	Against	Abstain**	Uninstructed**
18,489,716	330,431	940,879	6,275,553

2.	Reaffirmation and approval of the Fund’s ability to invest in notes issued by Calvert Social Investment Foundation.

Number of Shares*
For	Against	Abstain**	Uninstructed**
18,316,640	527,286	917,101	6,275,552

3.	Approval of the Fund’s reliance on a potential future exemptive order that may be granted by the U.S. Securities and Exchange Commission.

Number of Shares*
For	Against	Abstain**	Uninstructed**
18,206,404	561,789	992,836	6,275,550

Shareholders of Class A shares of the Fund voted on the following proposal:

1.	Approval of Master Distribution Plan for Class A shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Number of Shares*
For	Against	Abstain**	Uninstructed**
10,652,615	307,081	830,747	3,946,796

Shareholders of The Calvert Fund voted on the following proposals:

1.	To elect Trustees of The Calvert Fund:

	Number of Shares*
Nominee	For	Withheld
Richard L. Baird, Jr.	113,107,783	3,852,798
Alice Gresham Bullock	113,216,268	3,744,313
Cari Dominguez	113,212,980	3,747,601
Miles D. Harper III	113,095,545	3,865,036
John G. Guffey, Jr.	113,097,035	3,863,546
Joy V. Jones	113,205,618	3,754,963
Anthony A. Williams	95,269,601	21,690,980
John H. Streur	113,110,958	3,849,623

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2.	Approval of Amendment to The Calvert Fund’s Declaration of Trust

Number of Shares*
For	Withheld	Abstain**	Uninstructed**
82,224,410	3,615,043	3,963,988	27,157,140

*	Excludes fractional shares.

**
Uninstructed shares (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a vote against the proposals. Uninstructed shares are sometimes referred to as broker non-votes. Abstentions were also treated in this manner.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Calvert Ultra-Short Income Fund
At a meeting held on October 14, 2016, the Board of Trustees of The Calvert Fund, (“TCF”), and by a separate vote, the Trustees who are not “interested persons” of TCF (the “Independent Trustees”), approved a new Investment Advisory Agreement between TCF and Eaton Vance Investment Advisors (renamed Calvert Research and Management) (“CRM” or the “Adviser”) with respect to the Calvert Ultra-Short Income Fund (the “Fund”). The Board was advised that, subject to shareholder approval and certain other conditions, the new Investment Advisory Agreement would take effect upon the acquisition of substantially all of the business assets of Calvert Investment Management, Inc. (“CIM”) by Eaton Vance Corporation (“Eaton Vance”) (the “Transaction”).
In connection with the proposed Transaction, the Independent Trustees, assisted by their independent legal counsel, requested extensive information from CIM and Eaton Vance regarding the proposed Transaction and its potential implications for the Calvert Funds. The Independent Trustees reviewed and discussed this information and received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and the new Investment Advisory Agreement.
The Independent Trustees met separately on multiple occasions to discuss the Transaction and the proposed change in investment adviser. The interested Trustees participated in portions of these meetings to provide the perspective of the Calvert organization, but did not otherwise participate in the deliberations of the Independent Trustees regarding the possible change in investment adviser.
In the course of their deliberations regarding the new Investment Advisory Agreement, the Trustees considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM and its affiliates, including the personnel who would be providing such services; Eaton Vance’s financial condition; the proposed advisory fees; comparative fee and expense information for the Calvert Funds and for comparable funds managed by Eaton Vance or its affiliates; the anticipated profitability of the Calvert Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by CRM and its affiliates from their relationship with the Calvert Funds; the effect of each Calvert Fund’s projected growth and size on each Calvert Fund’s performance and expenses; and CRM’s compliance program.
In considering the nature, extent, and quality of the services to be provided to the Fund by CRM under the new Investment Advisory Agreement, the Trustees took into account information provided by Eaton Vance or its affiliates relating to its operations and personnel, including, among other information, biographical information on its investment, supervisory, and professional staff and descriptions of its organizational and management structure. The Trustees considered the new investment strategies to be used in managing certain Calvert Funds and the performance of other funds managed by the investment teams at Eaton Vance or its affiliates that would be managing certain Calvert Funds. The Trustees also took into account CRM’s and Eaton Vance’s proposed staffing and overall resources, and noted that the staff of CRM was expected to include certain current employees of CIM as well as certain employees of affiliates of Eaton Vance under a “dual-hat” arrangement. CRM’s administrative capabilities were also considered. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by CRM under the new Investment Advisory Agreement.
In considering the management style and investment strategies that CRM proposed to use in managing the Calvert Funds, including the Fund, the Trustees took into consideration the performance of funds currently managed by CIM and affiliates of Eaton Vance, as applicable. The Trustees also noted that for certain Calvert Funds, CRM proposed to combine the investment capabilities of affiliates of Eaton Vance with CRM’s sustainable research capabilities. Based upon their review, the Trustees concluded that CRM is qualified to manage the Fund’s assets in accordance with its investment objective and strategies and that the proposed investment strategies were appropriate for pursuing the Fund’s investment objective.
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the new Investment Advisory Agreement, including, comparisons of the Fund’s returns with those of its benchmark and the average of its Lipper category for the one-, three- and five-year periods ended July 31, 2016.
In considering the Fund’s proposed fees and estimated expenses, the Trustees considered certain comparative fee and expense data provided by Eaton Vance or its affiliates. The Trustees also took into account that there were no increases in the advisory fees being proposed and that for certain Calvert Funds, such as the Fund, CRM had proposed a reduction in advisory fees. The Trustees further noted that CRM had agreed to maintain current fee waivers/expense reimbursements, if any, for certain Calvert Funds, and increase the fee waivers/expense reimbursements for other Calvert Funds, such as the Fund. Based upon their review the Trustees concluded that the proposed advisory fee was reasonable in view of the quality of services to be received by the Fund from CRM.

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In reviewing the anticipated profitability of the Fund to CRM and its affiliates, the Trustees considered the fact that affiliates of CRM would be providing shareholder servicing, administrative and distribution services to the Fund for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Fund. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Fund was reasonable.
The Trustees considered the effect of each Calvert Fund’s current size and potential growth on its performance and expenses. The Trustees took into account management’s discussion of the Calvert Funds’ proposed advisory fees. The Trustees noted that the advisory fee schedule for certain Calvert Funds, such as the Fund, will contain breakpoints that will reduce the respective advisory fee rate on assets above specified levels as the applicable Calvert Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Calvert Funds that did not currently have such breakpoints in their advisory fee schedule. The Trustees determined that adding breakpoints at specified levels to the advisory fee schedules of the Calvert Funds that did not currently have breakpoints, would not be appropriate at this time. The Trustees noted that if the Fund’s assets increased over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the new Investment Advisory Agreement, the Trustees also considered the following matters:
(i) their belief that the Transaction will benefit the Calvert Funds, including the Fund;
(ii) CRM’s intention to continue to manage the Fund in a manner materially consistent with the Fund’s existing investment objective and principal investment strategies, which includes continuing to manage the Fund pursuant to responsible investment criteria as described in the prospectus;
(iii) the financial condition and reputation of Eaton Vance and its affiliates, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Calvert Funds, including the Fund, strong distribution and client service capabilities, and relationships in the asset management industry;
(iv) the intention expressed by representatives of Eaton Vance to retain certain of the existing members of the Calvert management team and other key professionals, including members of the Calvert Sustainability Research Department, in order to better continue principles-based investment research following the closing of the Transaction;
(v) Eaton Vance’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel; and
(vi) that the current senior management team at Calvert has indicated its strong support of the Transaction.
In approving the new Investment Advisory Agreement with CRM, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
The Trustees reached the following conclusions regarding the new Investment Advisory Agreement, among others: (a) CRM has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) CRM is qualified to manage the Fund’s assets in accordance with the Fund’s investment objective and strategies; (c) CRM’s investment strategies are appropriate for pursuing the Fund’s investment objective; and (d) the advisory fees are reasonable in view of the quality of the services to be received by the Fund from CRM. Based on the foregoing considerations, the Trustees, including the Independent Trustees, approved the new Investment Advisory Agreement, subject to the approval of the Fund’s shareholders.

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OFFICERS AND TRUSTEES

Officers of Calvert Ultra-Short Income Fund

Hope Brown
Chief Compliance Officer

Maureen A. Gemma(1)
Secretary and Vice President

James F. Kirchner(1)
Treasurer

Trustees of Calvert Ultra-Short Income Fund

Alice Gresham Bullock(2)(4)
Chairperson

Richard L. Baird, Jr.(4)

Cari Dominguez(2)(4)

John G. Guffey, Jr.(4)

Miles D. Harper, III(2)(4)

Joy V. Jones(2)(4)

John H. Streur(3)

Anthony A. Williams(4)

(1)Ms. Gemma and Mr. Kirchner began serving as Officers effective December 31, 2016.
(2)Mmes. Bullock, Dominguez and Jones and Mr. Harper began serving as Trustees effective December 23, 2016.
(3)Interested Trustee and President
(4)Independent Trustee

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IMPORTANT NOTICES

Privacy. The Calvert organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•
Only such information received from you, through application forms or otherwise, and information about your Calvert fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•
None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, the Calvert organization may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•
We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.Calvert.com.

Our pledge of privacy applies to the following entities within the Calvert organization: the Calvert Family of funds and Calvert Research and Management. In addition, our Privacy Policy applies only to those Calvert customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Calvert’s Privacy Policy, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial advisor, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial advisor. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

30 calvert.com CALVERT ULTRA-SHORT INCOME FUND SEMIANNUAL REPORT (UNAUDITED)

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CALVERT ULTRA-SHORT INCOME FUND	CALVERT’S FAMILY OF FUNDS
Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746
Regular Mail
Calvert Funds
c/o BFDS
P.O. Box 219544
Kansas City, MO 64121-9544
Overnight Mail
Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
Web Site
calvert.com
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110

Municipal Funds
Tax-Free Responsible Impact Bond Fund
Taxable Bond Funds
Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Income Fund
High Yield Bond Fund
Green Bond Fund
Unconstrained Bond Fund
Balanced and Asset Allocation Funds
Balanced Portfolio
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund

Equity Funds
Equity Portfolio
U.S. Large Cap Core Responsible Index Fund
U.S. Large Cap Value Responsible Index Fund
U.S. Large Cap Growth Responsible Index Fund
U.S. Mid Cap Core Responsible Index Fund
Developed Markets Ex-U.S. Responsible Index Fund
Capital Accumulation Fund
International Equity Fund
Small Cap Fund
Global Energy Solutions Fund
Global Water Fund
International Opportunities Fund
Emerging Markets Equity Fund

* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert funds at 800-368-2745.
Printed on recycled paper.

24184 3.31.17

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.  Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Registrant’s Code of Ethics- Not applicable (please see Item 2)
(a)(2)(i)    President’s Section 302 certification.
(a)(2)(ii)    Treasurer’s Section 302 certification.
(b)        Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:     /s/ John H. Streur
John H. Streur
President

Date: May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:     May 22, 2017

By:    /s/ James F. Kirchner
    James F. Kirchner
Treasurer

Date:     May 22, 2017